As filed with the Securities and Exchange Commission on December 6, 2013
Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING Partners, Inc.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on January 13, 2014, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class S2 of ING Invesco Equity and Income Portfolio

ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

January 24, 2014

Dear Shareholder:

On behalf of the Board of Trustees/Directors (the “Board”) of ING American Funds Asset Allocation Portfolio (“American Funds Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of American Funds Portfolio. The Special Meeting is scheduled for 1:00 P.M., Local time, on February 27, 2014, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, shareholders of American Funds Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of American Funds Portfolio with and into ING Invesco Equity and Income Portfolio (“Invesco Portfolio”) (together with American Funds Portfolio, the “Portfolios,” each a “Portfolio”). Each Portfolio is a member of the mutual fund group called the “ING Funds.”

Shares of American Funds Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction by your insurance company, through its separate accounts to serve as an investment option under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant, will own shares of Invesco Portfolio instead of shares of American Funds Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a larger combined portfolio that seeks total return, consisting of long-term capital appreciation and current income.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. After careful consideration, the Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than February 26, 2014.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

Scheduled for February 27, 2014

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of ING American Funds Asset Allocation Portfolio (“American Funds Portfolio”) is scheduled for 1:00 P.M., Local time on February 27, 2014 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, American Funds Portfolio’s shareholders will be asked:

1.              To approve an Agreement and Plan of Reorganization by and between American Funds Portfolio and ING Invesco Equity and Income Portfolio (“Invesco Portfolio”), providing for the reorganization of American Funds Portfolio with and into Invesco Portfolio (the “Reorganization”); and

2.              To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Trustees/Directors recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on December 13, 2013, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return promptly, but in no event later than February 26, 2014, the enclosed Proxy Ballot or Voting Instruction Card so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card, by giving written notice of revocation to American Funds Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees/Directors

Huey P. Falgout, Jr.
Secretary
January 24, 2014

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PROXY STATEMENT/PROSPECTUS

January 24, 2014

Special Meeting of Shareholders

of ING American Funds Asset Allocation Portfolio

Scheduled for February 27, 2014

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

ING American Funds Asset Allocation Portfolio (A series of ING Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 366-0066	ING Invesco Equity and Income Portfolio (A series of ING Partners, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 262-3862
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials

for the Shareholder Meeting to be Held on February 27, 2014

This Proxy Statement/Prospectus and Notice of Special Meeting are available at:www.proxyvote.com/ing

The Prospectus/Proxy Statement explains concisely what you should know before voting on the matter described herein or investing in ING Invesco Equity and Income Portfolio. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about ING American Funds Asset Allocation Portfolio (“American Funds Portfolio”) and ING Invesco Equity and Income Portfolio (“Invesco Portfolio,” and together with American Funds Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180

By Mail:	ING Funds 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

By Internet:	www.ingfunds.com/vp/literature

The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.              The Statement of Additional Information dated January 24, 2014 relating to this Proxy Statement/Prospectus;

2.              The Prospectuses and Statement of Additional Information dated April 30, 2013 for American Funds Portfolio; and

3.              The Prospectuses and Statement of Additional Information dated April 30, 2013 for Invesco Portfolio.

The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file number for the document listed above as (1) is [File No. generated with N-14 filing]. The file numbers for the documents listed above as (2) and (3) are 033-23512 and 333-32575.

TABLE OF CONTENTS

Introduction	1
What is happening?	1
Why did you send me this booklet?	1
Who is eligible to vote?	1
How do I vote?	1
How does the Board recommend that I vote?	1
When and where will the Special Meeting be held?	1
Summary of the Proposed Reoranization	2
Proposal One – Approval of the Reorganization	3
What is the proposed Reorganization?	3
Why is a Reorganization proposed?	3
How do the Investment Objectives compare?	3
How do the Annual Portfolio Operating Expenses compare?	3
How do the Principal Investment Strategies compare?	4
How do the Principal Risks compare?	6
How does American Funds Portfolio Performance compare to Invesco Portfolio?	7
How does the management of the Portfolios compare?	9
What are the key differences in the rights of shareholders of American Funds Portfolio and Invesco Portfolio?	12
Additional Information about the Portfolios	12
Additional Information about the Reorganization	13
What is the Board’s recommendation?	14
What factors did the Board consider?	14
What is the required vote?	15
What happens if shareholders do not approve the Reorganization?	15
General Information about the Proxy Statement/Prospectus	16
Who is asking for my vote?	16
How is my proxy being solicited?	16
What happens to my proxy once I submit it?	16
Can I revoke my proxy after I submit it?	16
How will my shares be voted?	16
How many shares are outstanding?	17
Can shareholders submit proposals for a future shareholder meeting?	17
Why did my household only receive one copy of this Proxy Statement/Prospectus?	17
Appendix A: Form of Agreement and Plan of Reorganization	18
Appendix B: Additional Information Regarding ING Invesco Equity and Income Portfolio	27
Portfolio Holdings Information	27
How Shares Are Priced	27
How to Buy and Sell Shares	27
Frequent Trading - Market Timing	28
Payments to Financial Intermediaries	29
Tax Matters	29
FINANCIAL HIGHLIGHTS	30
Appendix C: Security Ownership of Certain Beneficial and Record Owners	31

INTRODUCTION

What is happening?

On October 22, 2013, the investment advisers to ING American Funds Asset Allocation Portfolio (“American Funds Portfolio”) and ING Invesco Equity and Income Portfolio (“Invesco Portfolio,” together with American Funds Portfolio, the “Portfolios”) proposed and the Boards of Trustees/Directors (the “Board”) of the Portfolios approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”). The Reorganization Agreement provides for the reorganization of American Funds Portfolio with and into Invesco Portfolio (the “Reorganization”). The Reorganization Agreement requires shareholder approval, and, if approved, is expected to be effective on March 14, 2014, or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

Shares of American Funds Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for American Funds Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

The Separate Accounts and Qualified Plans or their trustees, as record owners of American Funds Portfolio shares are, in most cases, the true “shareholders” of American Funds Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contracts Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the technical shareholder but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contracts Holders or Plan Participants.

Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Invesco Portfolio, this Proxy Statement also serves as a prospectus for Invesco Portfolio. Invesco Portfolio is an open-end management investment company, which seeks total return, as described more fully below.

Who is eligible to vote?

Shareholders holding an investment in shares of American Funds Portfolio as of the close of business on December 13, 2013 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot or Voting Instruction Card in one of four ways:

•                  By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•                  By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•                  By Mail. Mark the enclosed Proxy Ballot or Voting Instruction Card, sign and date it, and return it in the postage-paid envelope we provided. Joint owners must each sign the Proxy Ballot or Voting Instruction Card.

•                  In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot or Voting Instruction Card must be received no later than 5:00 P.M., Local time on February 26, 2014.

How does the Board recommend that I vote?

The Board recommends that shareholders vote “FOR” the Reorganization.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on February 27, 2014, at 1:00 P.M., Local time, and, if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

SUMMARY OF THE PROPOSED REORANIZATION

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as Appendix A. For more information about Invesco Portfolio, please consult Appendix B and the Prospectus dated April 30, 2013.

Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of American Funds Portfolio to Invesco Portfolio in exchange for shares of beneficial interest of Invesco Portfolio;

•                  the assumption by Invesco Portfolio of all the liabilities of American Funds Portfolio;

•                  the distribution of shares of Invesco Portfolio to the shareholders of American Funds Portfolio; and

•                  the complete liquidation of American Funds Portfolio.

If shareholders approve the Reorganization, each owner of shares of American Funds Portfolio would become a shareholder of Class S2 of Invesco Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of American Funds Portfolio will hold, immediately after the Closing Date, shares of Invesco Portfolio having an aggregate value equal to the aggregate value of the shares of American Funds Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  American Funds Portfolio invests all of its assets in Class 1 shares of the American Funds Insurance Series® Asset Allocation Fund (the “Master Fund”). The Master Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term. Invesco Portfolio seeks total return, consisting of long-term capital appreciation and current income.

•                  Shareholders of American Funds Portfolio are expected to experience an increase in gross expenses but a decrease in net expenses as a result of the Reorganization.

•                  ING Investments, LLC (“ING Investments”) serves as adviser to American Funds Portfolio. Directed Services LLC (“DSL,” together with ING Investments, the “Advisers”) serves as Adviser to Invesco Portfolio. The Advisers are both indirect, wholly-owned subsidiaries of ING U.S. Inc. (“ING U.S.”). Capital Research and Management Company (“CRMC”) serves as the adviser to the Master Fund.

•                  ING Investments does not receive an advisory fee for its services as adviser to American Funds Portfolio as long as the assets of the portfolio are invested in another investment company like the Master Fund. DSL does receive an advisory fee for its services as adviser to Invesco Portfolio. As a result of the Reorganization, DSL will receive an advisory fee with respect to the combined assets of the Portfolios.

•                  Invesco Advisers, Inc. (“Invesco”) serves as the sub-adviser to Invesco Portfolio.

•                  Each Portfolio is distributed by ING Investments Distributor, LLC (the “Distributor”).

•                  The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither American Funds Portfolio nor its shareholders, nor Invesco Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

PROPOSAL ONE – APPROVAL OF THE REORGANIZATION

What is the proposed Reorganization?

Shareholders of American Funds Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of American Funds Portfolio with and into Invesco Portfolio. If the Reorganization is approved, shareholders of American Funds Portfolio will become shareholders of Invesco Portfolio as of the close of business on the Closing Date.

Why is a Reorganization proposed?

The Advisers and their affiliates are conducting a comprehensive review of the mutual funds offered within the ING Funds Complex. At the October 2013 Board Meeting, the Advisers presented to the Board a series of proposals, including the Reorganization, which were intended to, among other things, enhance the efficiency and reduce the complexity of the ING Funds Complex. In support of its proposal the Advisers noted that the Invesco Portfolio would have a lower net expense ratio.

How do the Investment Objectives compare?

As described in the chart that follows, the Portfolios have similar investment objectives.

	American Funds Portfolio	Invesco Portfolio
Investment Objective	The Portfolio seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	The Portfolio seeks total return, consisting of long-term capital appreciation and current income.

How do the Annual Portfolio Operating Expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of Invesco Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on June 30, 2013. Shareholders of American Funds Portfolio are expected to experience an increase in gross expenses but a decrease in net expenses as a result of the Reorganization. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

		American Funds Portfolio(1)		Invesco Portfolio Class S2(3)		Invesco Portfolio Class S2 Pro Forma
Management Fee	%	0.29	(2)	0.55		0.54
Distribution and/or Shareholder Services (12b-1) Fees	%	0.70		0.50		0.50
Administrative Services Fee	%	None		0.10		0.10
Other Expenses	%	0.05		0.03		0.03
Acquired Fund Fees and Expenses	%	None		0.01		0.01
Total Annual Portfolio Operating Expenses	%	1.04		1.19	(4)	1.18
Waivers and Reimbursements	%	None		(0.13	)(5)	(0.15	)(5),(6)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.04		1.06		1.03

(1)         With respect to American Funds Portfolio, this table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the American Funds Insurance Series® Asset Allocation Fund (“Master Fund”).

(2)         Based on the management fee of the Master Fund of 0.29%. The Adviser does not charge a management fee when all or substantially all of the assets of the Portfolio are invested in the Master Fund.

(3)         The expense ratio has been adjusted to reflect current contractual rates.

(4)         Total Annual Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

(5)         The Adviser is contractually obligated to limit expenses to 1.05% of Class S2 shares through May 1, 2015; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless: (i) the Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Advisory Agreement has been terminated.  The obligation is subject to possible recoupment by the Adviser within three years. In addition, the Distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2015. There is no guarantee that this distribution fee waiver will continue after May 1, 2015. This distribution fee waiver will renew if the Distributor elects to renew it. Notwithstanding the foregoing, termination or modification of this distribution fee waiver requires approval by the Portfolio’s Board.

(6)         If shareholders approve the Reorganization, the Adviser is contractually obligated to waive 0.01% of the management fee through May 1, 2016. There is no guarantee that the management fee waiver will continue after May 1, 2016. The obligation is subject to possible recoupment by the Adviser within three years. The management fee waiver will renew if the Adviser elects to renew it. Notwithstanding the foregoing, termination, or modification of this management fee waiver requires approval by the Portfolio’s Board. Also, the Distributor is contractually obligated to further waive 0.02% of the distribution fee for Class S2 through May 1, 2016. There is no guarantee that this distribution fee waiver will continue after May 1, 2016. This distribution fee waiver will renew if the Distributor elects to renew them. Notwithstanding the foregoing, termination or modification of these distribution fee waivers requires approval by the Portfolio’s Board.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Portfolios with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolios for the time periods indicated. The Examples also assume that your investment had a 5% return during each year and that the Portfolios’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

American Funds Portfolio				Invesco Portfolio				Invesco Portfolio Pro Forma
1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
$106	331	574	1,271	108	365	642	1,432	105	358	633	1,417

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period or the first two years of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As described in more detail in the table that follows, both Portfolios invest primarily in both equity securities and debt instruments. American Funds Portfolio seeks to achieve its investment objective by investing all of its assets in Class 1 shares of the Master Fund. By contrast Invesco Portfolio seeks to achieve its investment objective by investing directly in securities.

	American Funds Portfolio	Invesco Portfolio
Investment Strategies

The Portfolio invests all of its assets in Class 1 shares of the Master Fund, a series of American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Fund normally invests in common stocks and other equity securities, bonds and other intermediate and long-term debt instruments, and money market instruments.

The Master Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt instruments of issuers domiciled outside the United States. The Master Fund may invest up to 25% of its debt assets in lower quality debt instruments (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The Master Fund will vary its mix of equity securities, debt instruments and money market instruments and expects, but is not required to, maintain an investment mix falling within the following ranges: 40% - 80% in equity securities; 20% - 50% in debt instruments; and 0% - 40% in money market instruments.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Master Fund (as described in its prospectus dated May 1, 2013)

In seeking to pursue its investment objective the fund varies its mix of equity securities, debt securities, and money market instruments. Under normal market conditions, the fund’s investment adviser expects (but is

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy.

The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks, and convertible securities) and investment-grade quality debt securities. Investment-grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services or Baa or higher by Moody’s Investors Service, Inc. or unrated securities determined by the sub-adviser (“Sub-Adviser”) to be of comparable quality. The composition of the Portfolio’s investments will vary over time based upon evaluations of economic conditions by the Sub-Adviser and its belief about which securities would best accomplish the Portfolio’s investment objective.

The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that the Sub-Adviser believes offer the potential for income and long-term growth of capital. The Sub-Adviser seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Portfolio’s style of investment presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

The Portfolio may invest in securities that do not pay dividends or interest and securities that have above-average volatility of price movement, including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio’s investment performance. In an effort to reduce the Portfolio’s overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. The Sub-Adviser focuses on large-capitalization companies, although the Portfolio may invest in companies of any

American Funds Portfolio	Invesco Portfolio

not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities, and 0%-40% in money market instruments. As of December 31, 2012, the fund was approximately 72% invested in equity securities, 21% invested in debt securities and 7% invest in money market instruments. The proportion of equities, debt, and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers, and competitors.

Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

size.

Portfolio securities are typically sold when the assessments of the Sub-Adviser of income or growth potential of such securities materially change.

Under normal market conditions, the Portfolio invests at least 65% of its assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. The Portfolio may invest up to 15% of its assets in real estate investment trusts and 25% of its assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, structured notes and other types of structured investments, and swaps for various portfolio management purposes, including to earn income, facilitate portfolio management, and mitigate risks.

The Portfolio may invest in collateralized mortgage obligations and commercial mortgage-backed securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

How do the Principal Risks compare?

Because the Portfolios have similar investment objectives, many of the risks of investing in American Funds Portfolio are the same as those of Invesco Portfolio. The following table summarizes and compares the principal risks of investing in the Portfolios.

Risks	American Funds Portfolio	Invesco Portfolio

Asset Allocation The success of Invesco Portfolio’s strategy depends on the Sub-Adviser’s skill in allocating Portfolio assets between equity securities and debt instruments and in choosing investments within those categories. American Funds Portfolio’s assets will be allocated among asset classes and markets based on judgments by the Master Fund’s adviser. There is a risk that the Master Fund/Portfolio may allocate assets to an asset class or market that underperforms other asset classes or markets.

	✓	✓

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Master Fund would experience a decline in income.

✓

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

	✓	✓

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

✓

Credit Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

	✓	✓

Currency To the extent that the Master Fund/Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

	✓	✓

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

✓

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

✓

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund/Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

	✓	✓

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

✓

Interest Rate With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Proxy Statement/Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio’s exposure to risks associated with rising interest rates.

	✓	✓

Risks	American Funds Portfolio	Invesco Portfolio

Liquidity If a security is illiquid, the Master Fund/Portfolio might be unable to sell the security at a time when the Master Fund’s/Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund/Portfolio could realize upon disposition. The Master Fund/Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund/Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund/Portfolio.

	✓	✓

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

	✓	✓

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Master Fund/Portfolio, if it invests in these companies, to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

	✓	✓

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

✓

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

✓

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

✓

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

✓

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

✓

How does American Funds Portfolio Performance compare to Invesco Portfolio?

The following information is intended to help you understand the risks of investing in the Portfolios. The following bar chart shows the change in each Portfolio’s performance from year to year, and the table compares each Portfolio’s performance to the performance of a broad-based securities market index for the same period. The bar chart below shows Invesco Portfolio’s adjusted Class S shares’ performance (2003-2009) and Class S2 shares’ performance (2010-2012). Class S shares performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. Each Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolios’ past performance is no guarantee of future results.

ING American Funds Asset Allocation Portfolio - Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 3rd, 2009, 11.48% and Worst quarter: 3rd, 2011, (11.87)%

ING Invesco Equity and Income Portfolio - Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 3rd, 2009, 16.70% and Worst quarter: 3rd 2011, (12.78)%

Average Annual Total Returns % (for the periods ended December 31, 2012)	1 Year	5 Years (or life of the class)		10 Years (or life of the class)	Inception Date
American Funds Portfolio %	15.56	3.40		N/A	4/28/08
S&P 500® Index(1)%	16.00	2.91	(2)	N/A	—
Barclays Aggregate Index(1), %	4.21	5.94	(2)	N/A	—
60% S&P 500® Index(1)/40% Barclays Aggregate Index(1) Composite %	11.31	4.58	(2)	N/A	—

Invesco Portfolio Class S2%	12.34	15.46		N/A	02/27/09
Russell 1000® Value Index(1)%	17.51	21.73	(2)	N/A	—
Barclays U.S. Government/Credit Index(1)%	4.82	7.08	(2)	N/A	—
60% Russell 1000® Value Index(1)/40% Barclays U.S. Government/Credit Index(1)%	12.45	16.06	(2)	N/A	—

Invesco Portfolio Class S (adjusted)%	12.34	2.92		7.27	12/10/01
Russell 1000® Value Index(1)%	17.51	0.59		7.38	—
Barclays U.S. Government/Credit Index(1)%	4.82	6.06		5.25	—
60% Russell 1000® Value Index(1)/40% Barclays U.S. Government/Credit Index(1)%	12.45	3.27		6.86	—

(1)         The index returns do not reflect deductions for fees, expenses, or taxes.

(2)        Reflects index performance since the date closest to the Portfolio’s inception for which data is available.

How does the management of the Portfolios compare?

The following table describes the management of the Portfolios.

	American Funds Portfolio	Invesco Portfolio
Investment Adviser	ING Investments, LLC (“ING Investments”)	Directed Services LLC (“DSL”)

Investment Advisory Fee (as a percentage of average daily net assets)

If the Portfolio is a Feeder Fund investing in a Master Fund: 0.00%

If the Portfolio is not a Feeder Fund and invests directly in securities:

0.50% on the first $600 million;

0.42% on the next $600 million;

0.36% on the next $800 million;

0.32% on the next $1 billion;

0.28% on the next $2 billion;

0.26% on the next $3 billion;

0.25% on assets in excess of $8 billion.

Currently: 0.55% on all assets If the Reorganization is approved by shareholders: 0.55% on the first $750 million; 0.53% on the next $250 million; 0.51% on assets over $1 billion.

Master Fund Adviser	Capital Research and Management Company (“CRMC”)	N/A

Master Fund Advisory Fee (total paid for the most recently completed fiscal year for which information is publicly available, as a percentage of average net assets)	0.29%	N/A

Sub-Adviser	N/A	Invesco Advisers, Inc. (“Invesco”)

Sub-Advisory Fee (as a percentage of average daily net assets)	N/A	0.300% on the first $250 million; 0.250% on the next $300 million; 0.200% on assets over $550 million(1)

Portfolio Managers	Portfolio Managers of the Master Fund: Alan N. Berro (since 03/00) David A. Daigle (since 09/09) Jeffrey T. Lager (since 07/07) James R. Mulally (since 01/06) Eugene P. Stein (since 08/08)	Thomas Bastian (since 04/03) Mary Jayne Maly (since 07/08) Sergio Marcheli (since 04/03) James Roeder (since 05/99) Chuck Burge (since 06/10)

Administrator	ING Funds Services, LLC (“Administrator”)	Administrator

Administrative Fee (as a percentage of average daily net assets)	0.10% if the Portfolio has not invested all or substantially all of its assets in another investment company 0.00% if the Portfolio invests all or substantially all of its assets in another investment company	0.10%

Distributor	ING Funds Distributor LLC (“Distributor”)	Distributor

(1)         Pending Board approval, Invesco has agreed to reduce the sub-advisory fee for Invesco Portfolio to 0.200% of all assets. Since DSL, and not Invesco Portfolio, is responsible for paying the sub-advisory fee, this reduction is expected to benefit DSL by decreasing the amount of sub-advisory fees paid by approximately $400k per year, based on the combined net assets of the Portfolios as of June 30, 2013.

Advisers to the Portfolios

ING Investments, an Arizona limited liability company, serves as the investment adviser to American Funds Portfolio. DSL, a Delaware limited liability company, serves as the investment adviser to Invesco Portfolio.

ING Investments oversees all investment advisory and portfolio management services for American Funds Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. As of December 31, 2012, ING Investments managed approximately $46.2 billion in assets.

DSL has overall responsibility for the management of Invesco Portfolio. DSL provides or oversees all investment advisory and portfolio management services for Invesco Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of Invesco Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority, Inc. (“FINRA”) as a broker-dealer. DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2012, DSL managed approximately $42.1 billion in registered investment company assets.

The Advisers are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of the date of this Prospectus, ING U.S. is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, ING U.S. conducted an initial public offering of ING U.S. common stock (the “IPO”). On September 13, 2013, ING U.S. filed a new Registration Statement on Form S-1 with the U.S. Securities and Exchange Commission (the “SEC”) in connection with another potential public offering of ING U.S. common stock held by ING Groep. ING U.S. will did not issue or sell common stock in the offering. On October 23, 2013, ING U.S. announced the pricing of 33 million shares of its common stock being offered by ING Groep in this offering. Closing of the offering occurred on October 29, 2013. ING Groep also granted the underwriters in the offering an option exercisable within 30 days, to acquire up to approximately an additional 5 million shares from ING Groep. This option was exercised in full. ING U.S. did not receive any proceeds from the offering.

ING Groep continues to own a majority of the common stock of ING U.S. ING Groep has stated that it intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Advisers and sub-adviser(s) provide services to each Portfolio. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Advisers or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Advisers and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Advisers’ loss of access to the resources of ING Groep, which could adversely affect its business. It is anticipated that ING U.S., as a stand-alone entity, may be a publicly held U.S. company subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Advisers, and their affiliates. Currently, the Advisers and their affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations. The Advisers may engage one or more sub-advisers to provide the day-to-day management of each Portfolio’s portfolio.

The Advisers may act as a “manager-of-managers” for the Portfolios and may engage one or more sub-advisers to provide day to day management of the Portfolios. The Advisers may delegate to a sub-adviser the responsibility for investment management, subject to the Advisers’ oversight. The Advisers would be responsible for monitoring the investment program and performance of any sub-adviser of the Portfolios. From time to time, the Advisers may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios’ Board. It is not expected that the Advisers would normally recommend replacement of an affiliated sub-adviser as part of their oversight responsibilities. The Portfolios and the Advisers have received exemptive relief from the SEC to permit the Advisers, with the approval of Portfolios’ Board, to appoint an additional non-

affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of Portfolios’ shareholders. The Portfolios will notify shareholders of any change in the identity of a sub-adviser of the Portfolios, the addition of a sub-adviser to the Portfolios, or any change in the terms of a contract with a non-affiliated sub-adviser. In this event, the names of the Portfolios and their investment strategies may also change. ING Investments has not appointed a sub-adviser for American Funds Portfolio.

Adviser to the Master Fund

American Funds Portfolio does not have a sub-adviser; instead the Portfolio invests all of its assets in Class 1 shares of the Master Fund, a series of American Funds Insurance Series®, a registered open-end investment company.

CRMC, an experienced investment management organization founded in 1931, is a wholly-owned subsidiary of The Capital Group Companies, Inc. and serves as investment adviser to the Master Fund and to other mutual funds, including the American Funds. CRMC’s principal office is located at 333 South Hope Street, Los Angeles, CA 90071. As of December 31, 2012, CRMC managed over $950 billion.

The primary portfolio managers for the Master Fund are listed below:

Portfolio Counselor		Years of Experience as Portfolio Counselor (and Research Professional,	Portfolio Counselor’s Role in Management	Approximate Years of Experience as an Investment Professional
(series title if applicable)	Primary Title with CRMC (or Affiliate)	if Applicable (approximate))	of the Master Fund	With CRMC or Affiliates	Total Years
Alan N. Berro (President)	Senior Vice President — Capital World Investors	13 years	An equity portfolio counselor	22	27
David A. Daigle	Senior Vice President — Fixed Income, Capital Research Company	4 years	Fixed-income portfolio counselor	19	19
Jeffrey T. Langer	Senior Vice President — Capital World Investors	6 years	An equity portfolio counselor	17	18
James R. Mulally	Senior Vice President — Fixed Income, Capital Research and Management Company	7 years	Fixed-income portfolio counselor	33	37
Eugene P. Stein	Senior Vice President — Capital World Investors	5 years	An equity portfolio counselor	41	42

Sub-Adviser to Invesco Portfolio

DSL has engaged Invesco to serve as sub-adviser to Invesco Portfolio. Invesco is a registered investment adviser and is a direct subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. The principal address of Invesco is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. As of December 31, 2012, Invesco had approximately $687.7 billion in assets under management.

The following individuals are jointly responsible for the day-to-day management of Invesco Portfolio:

Thomas Bastian, CFA, Lead Portfolio Manager, joined Invesco in June 2010. Prior to that, Mr. Bastian was with Van Kampen Asset Management since 2003 and from 2001 to 2003, Mr. Bastian was a portfolio manager at Eagle Asset Management. Mary Jayne Maly, Portfolio Manager, joined Invesco in June 2010. Prior to that, Ms. Maly was with Van Kampen Asset Management since 1992. Sergio Marcheli, Portfolio Manager joined Invesco in June 2010. Prior to that, Mr. Marcheli was with Van Kampen Asset Management since 2002. James Roeder, Portfolio Manager, joined Invesco in June 2010. Prior to that, Mr. Roeder was with Van Kampen Asset Management since 1999. Chuck Burge, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2002.

Historical adviser/name and strategies information for Invesco Portfolio

Effective Date	Portfolio Name	Adviser
04/30/13	ING Invesco Equity and Income Portfolio	Invesco Advisers, Inc.
04/29/11	ING Invesco Van Kampen Equity and Income Portfolio(1)	Invesco Advisers, Inc.
06/01/10	ING Van Kampen Equity and Income Portfolio	Invesco Advisers, Inc.(1)

(1)         Name of the Portfolio and sub-adviser changed due to a change in control of the sub-adviser.

Administrator

The Administrator serves as administrator to each Portfolio and receives an annual administrative services fee equal to 0.10% of Invesco Portfolio. For American Funds Portfolio, the Administrator receives an annual administrative services fee equal to 0.10% of the Portfolio’s average daily net assets if the Portfolio does not invest all of its assets in the corresponding Master Fund. When assets of the American Funds Portfolio are invested in their respective Master Fund, the administrative services fees are 0.00%.

The administrative services provided to each Portfolio includes acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance companies to which a Portfolio offers its shares. The Administrator also reviews the Portfolios for compliance with applicable legal requirements and with the investment policies and restrictions of the Portfolios

Distributor

The Distributor is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

The Distributor is a member of FINRA. To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the key differences in the rights of shareholders of American Funds Portfolio and Invesco Portfolio?

American Funds Portfolio is organized as a series of ING Investors Trust (“IIT”), a Massachusetts business trust. Invesco Portfolio is organized as a series of ING Partners, Inc. (“IPI”), a Maryland corporation. Both Portfolios are governed by a board of trustees/directors consisting of the same 12 members. For more information on history of IIT or IPI, see each Portfolio’s SAI dated April 30, 2013.

Because the Portfolios are organized differently, there are some differences in the rights of shareholders. Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held liable for acts or obligations of the business trust. However, IIT’s Declaration of Trust disclaims shareholder liability for acts or obligations of a portfolio. As such, shareholders of American Funds Portfolio have no personal liability for the acts or obligations of American Funds Portfolio. Under Maryland law, shareholders of Invesco Portfolio have no personal liability for its acts or obligations.

Additional key differences are described in the table below.

	American Funds Portfolio	Invesco Portfolio
Election and Removal of Trustees/Directors

The shareholders of IIT shall elect Trustees at shareholder meetings called for that purpose to the extent required by the 1940 Act. The Trustees may be removed at any time by written instrument signed by at least two-thirds of the number of trustees prior to such removal, specifying the date when such removal shall become effective.

At any meeting of shareholders duly called for the purpose, shareholders have the power to elect and remove Directors by the vote of a majority of all the shares entitled to vote. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term.

Mergers and Liquidation

Consolidation or merger shall require the approval of a majority shareholder vote of each Series affected thereby. The terms “merge” or “merger” as used therein shall not include the purchase or acquisition of any assets of any other trust, partnership, association or corporation which is an investment company organized under the laws of the Commonwealth of Massachusetts or any other state of the United States.

The liquidation of the Portfolio in which there are shares then outstanding may be authorized by a vote of a majority of the Board of Directors then in office, subject to the approval of a majority of the outstanding shares of the Portfolio, as defined in the 1940 Act.

Additional Information about the Portfolios

Dividends and Other Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividend and capital gains distributions will be automatically reinvested in additional shares of the Portfolios at the net asset value (“NAV”) of such shares on the payment date unless a participating insurance company’s Separate Account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2013 and on a pro forma basis as of June 30, 2013, giving effect to the reorganization

	American Funds Portfolio	Invesco Portfolio Class S2	Adjustments		Invesco Portfolio Class S2 Pro Forma
Net Assets	$459,812,352	$1,574,440	—		$461,386,792
Net Asset Value Per Share	$12.03	$40.37	—		$40.37
Shares Outstanding	38,215,642	39,005	(26,825,690	)(1)	11,428,957

(1)         Reflects new shares issued, net of retired shares of ING American Funds Asset Allocation Portfolio.  (Calculation:  Net Assets ÷ NAV per share).

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of American Funds Portfolio in exchange for shares of beneficial interest of Invesco Portfolio and the assumption by Invesco Portfolio of all of American Funds Portfolio’s liabilities; and (ii) the distribution of shares of Invesco Portfolio to shareholders of American Funds Portfolio, as provided for in the Reorganization Agreement. American Funds Portfolio will then be liquidated.

Each shareholder of shares of American Funds Portfolio will hold, immediately after the Closing Date, Class S2 shares of Invesco Portfolio having an aggregate value equal to the aggregate value of the shares of American Funds Portfolio held by that shareholder as of the close of business on the Closing Date. In the interest of economy and convenience, shares of Invesco Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of American Funds Portfolio and that each Portfolio receives an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be borne by the Advisers (or an affiliate). The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. These expenses are estimated to be $117,500. The expenses of the Reorganization do not include the transition costs described in “Portfolio Transitioning” on below.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither American Funds Portfolio nor its shareholders, nor Invesco Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, American Funds Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

As of September 30, 2013, American Funds Portfolio had no capital loss carryfowards, but had undistributed capital gains of $9,442,315, which will be distributed prior to the Reorganization. Invesco Portfolio also had no capital loss carry forwards. The ability of Invesco Portfolio to absorb losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which losses may be offset.

Portfolio Transitioning

If the Reorganization is approved by shareholders, a transition manager will be retained to partially align American Funds Portfolio’s investment portfolio with Invesco Portfolio’s investment strategies prior to the Closing Date. The transition manager is expected to redeem out of the Master Fund shortly after shareholder approval of the Reorganization. The proceeds of such redemption are expected to be invested in the equity securities that Invesco wishes for Invesco Portfolio to hold and cash or other temporary investments, which will be delivered to Invesco Portfolio at the Closing Date. The explicit transaction costs will be paid by the Advisers or their affiliates. These explicit transaction costs are estimated to be $95,000. The Portfolios may pay expenses that are embedded in the price on sales and purchases of bonds and other instruments.

During the transition period, American Funds Portfolio will not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing Date of the Reorganization, Invesco, as the sub-adviser to Invesco Portfolio, may also sell portfolio holdings that it acquired from American Funds Portfolio, and Invesco Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolios during the transition period may be made at a disadvantageous time and could result in potential losses for the Portfolios.

Future Allocation of Premiums

Shares of American Funds Portfolio have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to American Funds Portfolio will be allocated to Invesco Portfolio.

What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganization would be in the best interests of the Portfolios and their shareholders. In addition, the Board determined that the interests of the shareholders of the Portfolio would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees/Directors approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that American Funds Portfolio’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interest of American Funds Portfolio and its shareholders.  The Board determined that American Funds Portfolio would benefit from being combined into Invesco Portfolio under the day to day management of Invesco.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: (1) the similarities and differences in the investment objectives and investment strategies of each Portfolio; (2) an analysis of Invesco as sub-adviser to Invesco Portfolio; (3) a presentation from ING Investments regarding proposals, including the Reorganization, intending  to, among other things, enhance the efficiency and reduce the complexity of the ING Funds Complex; (4) the similarities and differences in fee structures of each of the Portfolios; (5) the comparable performance of the Portfolios; (6) the increase in gross expenses but decrease in net expenses that current shareholders of American Funds Portfolio are expected to experience as a result of the Reorganization; (7) consideration that American Funds Portfolio has no designated share classes and Invesco Portfolio has classes ADV, I, S, and S2 and ING Investments’ analysis and proposal regarding merging American Funds Portfolio into Class S2 of Invesco Portfolio; (8) the proposed advisory fee break points for Invesco Portfolio to be implemented in connection with the Reorganization to provide further benefits to the shareholders of the Portfolios; (9) the proposed advisory fee waiver, there is no guarantee that this waiver will continue after May 1, 2016, however the termination or modification of this advisory fee waiver requires approval by the Board; (10) the proposed additional distribution fee waiver for the Class S2 shares of Invesco

Portfolio, there is no guarantee that this waiver will continue after May 1, 2016, however the termination or modification of this distribution fee waiver requires approval by the Board; (11) the larger combined asset size of the two Portfolios, which would be likely to provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios; (12)  ING Investments’ analysis of potential alternative portfolios that could have served as a merger partner for American Funds Portfolio other than Invesco Portfolio; (13) the fact that direct or indirect costs relating to the Reorganization will not be borne by either Portfolio or their shareholders; (14) the expected tax consequences of the Reorganization to American Funds Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and (15) the Board’s determination that the Reorganization will not dilute the interests of the shareholders of American Funds Portfolio.

In addition, the Board considered: (1) the consideration that American Funds Portfolio invests all of its assets in the Master Fund with CRMC as its adviser, while Invesco Portfolio is sub-advised by Invesco; and (2) net revenue benefits for ING Investments and its affiliates that would result from the Reorganization.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization?

If shareholders of American Funds Portfolio do not approve the Reorganization, American Funds Portfolio will continue to be managed by ING Investments as described in the prospectus, and the Board will determine what additional action should be taken.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of American Funds Portfolio’s shareholders.

How is my proxy being solicited?

Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot or Voting Instruction Card on or about January 24, 2014. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with ING Investors Trust a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submitted your Proxy Ballot or Voting Instruction Card but did not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of American Funds Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Thirty percent (30%) of the outstanding shares present in person or proxy shall constitute a quorum at any meeting of shareholders.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of ING Investors Trust and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Abstentions and Broker Non-Votes

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on an issue..

Additional Voting Information

The Separate Accounts and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Separate Accounts will vote American Funds Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. American Funds Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Separate Accounts and Qualified Plans as the American Funds Portfolio’s shareholders in determining whether a quorum is present.

Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of American Funds Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

How many shares are outstanding?

As of December 13, 2013, the following shares of beneficial interest of American Funds Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding

Total

Shares have no preemptive or subscription rights. [To the knowledge of the Adviser, as of the Record Date, no current Trustee/Director owns 1% or more of any class of the outstanding shares of the Portfolio, and the officers and Trustees/Directors own, as a group, less than 1% of any class of the shares of the Portfolio.]

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of American Funds Portfolio or Invesco Portfolio.

Can shareholders submit proposals for a future shareholder meeting?

The American Funds Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required in accordance with the 1940 Act. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is submitted in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Portfolio shareholder of record, unless the Portfolio has received contrary instructions from one or more of the household’s shareholders. If a shareholder needs an additional copy of this Proxy Statement, please contact Shareholder Services at (800) 992-0180. If in the future, any shareholder does not wish to combine or wishes to recombine the mailing of a proxy statement with household members, please inform the Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot or Voting Instruction Card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot or Voting Instruction Card.

Huey P. Falgout, Jr.
Secretary

January 24, 2014
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 22nd day of October, 2013, by ING Partners, Inc. (“IPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on behalf of its series, ING Invesco Equity and Income Portfolio (the “Acquiring Portfolio”), and ING Investors Trust (“IIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on behalf of its series, ING American Funds Asset Allocation Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class S2 voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Directors of IPI has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of IIT has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.     TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class S2 Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquired Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1; and (ii) completely liquidate.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of Class S2 Acquiring Portfolio Shares to be so credited to shareholders of Class S2 shares of the Acquired Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class S2 shares of the Acquired Portfolio will represent a number of   the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the Class S2 Acquiring Portfolio Shares in connection with such exchange.

1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.     VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange (“NYSE”) and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Board of Trustees of IIT.

2.2. The net asset value of a Class S2 Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Board of Trustees of IIT.

2.3. The number of the Class S2 Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class S2 shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same Class determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3.     CLOSING AND CLOSING DATE

3.1. The Closing Date shall be March 14, 2014 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2. The Acquired Portfolio shall direct the Bank of New York Mellon, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that: (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Acquired Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class S2 shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of IIT, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.     REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of IIT, IIT, on behalf of the Acquired Portfolio, represents and warrants to IPI as follows:

(a)   The Acquired Portfolio is duly organized as a series of IPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under IPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)   IPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)   No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)   The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)   On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)    The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of IIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)   All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)   Except as otherwise disclosed in writing to and accepted by IIT, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  IIT, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)    The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2012 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)    Since December 31, 2012, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)   On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)    For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-Chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 thereunder;

(m)  All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)   The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of IIT, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)   The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, INC.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)   The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of IPI, IPI, on behalf of the Acquiring Portfolio, represents and warrants to IIT as follows:

(a)   The Acquiring Portfolio is duly organized as a series of IPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under IPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)   IPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)   No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)   The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)   On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)    The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of IPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which IPI, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which IPI, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)   Except as otherwise disclosed in writing to and accepted by IIT, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against IPI, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  IPI, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)   The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2012 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)    Since December 31, 2012, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)    On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)   For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-Chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 thereunder;

(l)    All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by IPI and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)  The execution, delivery, and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of IPI, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)   The Class S2 Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)   The information to be furnished by IPI for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)   That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.             COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.         The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Portfolio covenants that the Class S2 Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class S2 Acquiring Portfolio Shares received at the Closing.

5.8. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. IIT, on behalf of the Acquired Portfolio, covenants that IIT will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as IPI, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm: (a) IIT’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder; and (b)IPI’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.       The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of IIT, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at IIT’s election, to the performance by IPI, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of IPI, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. IPI, on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of IPI, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the IIT shall reasonably request;

6.3. IPI, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IPI, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of IPI, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at IPI’s election, to the performance by IIT, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of IIT, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. IIT shall have delivered to the  IPI a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of  IIT;

7.3. IIT, on behalf of the Acquired Portfolio, shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of IIT, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Portfolio shall reasonably request;

7.4. IIT, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IIT, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.     FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to IIT, on behalf of the Acquired Portfolio, or IPI, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of IIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the IPI.  Notwithstanding anything herein to the contrary, neither IIT nor IPI may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by IPI or IIT to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Dechert LLP addressed to IIT and IPI substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of IIT and IPI.  Notwithstanding anything herein to the contrary, neither IIT nor the IPI may waive the condition set forth in this paragraph 8.5.

9.     BROKERAGE FEES AND EXPENSES

9.1. IIT, on behalf of each of the Acquired Portfolio, and the Acquiring Portfolio, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Fund (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.       The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.       The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.  TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by: (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before September 14, 2014, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.  AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of IIT; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by IIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class S2 Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Partners, Inc.

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz

ING Investors Trust

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.       The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.       This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.       This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.4.       This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.       It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of IIT.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

APPENDIX B: ADDITIONAL INFORMATION REGARDING ING INVESCO EQUITY AND INCOME PORTFOLIO

Portfolio Holdings Information

A description of the policies and procedures of ING Invesco Equity and Income Portfolio (the “Portfolio”) regarding the release of portfolio holdings information is available in the Portfolio’s SAI. Portfolio holdings information can be reviewed online at www.inginvestments.com.

How Shares Are Priced

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent the Portfolio invests in other open-end funds (other than exchange-traded funds (“ETFs”)), the Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for an asset that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of assets for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Qualified Plan Participant is received in proper form. When the Variable Contract Holder or Qualified Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

How to Buy and Sell Shares

The Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. The Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations.

The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, the Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with ING affiliated funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution Plan and/or Shareholder Service Plan

The Portfolio has a Plan of Distribution pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for the Class S2 shares. Under the Distribution Plan, the Portfolio makes payment at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has agreed to waive 0.10% of the distribution fees through May 1, 2015. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S2 shares of the Portfolio. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Portfolio has a Shareholder Service Plan (“Service Plan”) for its Class S2 shares. The Service Plan allows ING Partners, Inc. to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser), and other financial intermediaries that provide shareholder and administrative services relating to Class S2 shares of the Portfolio and their shareholders. Under the Service Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class S2 shares. These payments are made to the Distributor in connection with personal services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.

Frequent Trading - Market Timing

The Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in their sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary.

The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity. The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios with do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates in NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, the portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Payments to Financial Intermediaries

ING mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, the Portfolio’s Adviser, Distributor, Administrator, or its affiliated entities, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of the Portfolio may also share their profits with affiliated insurance companies or other ING entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from a Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. A Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in the Portfolio. These payments as well as payments from a Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of April 30, 2013, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use the Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. The Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing. The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to Federal tax on distributions of dividends and income from the Portfolio to the insurance company’s separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the Federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the Portfolio’s Statement of Additional Information dated April 30, 2013 for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT.

FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the Portfolio’s Class S2 shares’ financial performance for the past five years or, if shorter, the period of the share class’ operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm, with the exception of the period ending June 30, 2013. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2012 and the (unaudited) semi-annual shareholder report dated June 30, 2013, are incorporated herein by reference.

		Income (loss) from investment operations								Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	Total Distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)		Expenses net of all reductions /additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		($000’s)	(%)
Class S2
06-30-2013	35.87	0.27	•	4.23	4.50	—	—	40.37	12.55	1.18	1.05		1.04		1.41		1,574	13
12-31-2012	32.52	0.56	•	3.45	4.01	0.66	0.66	35.87	12.34	1.18	1.05		1.05		1.60		1,540	27
12-31-2011	33.70	0.52	•	(1.03)	(0.51)	0.67	0.67	32.52	(1.48)	1.15	1.05		1.05		1.55		967	20
12-31-2010	30.62	0.50	•	3.12	3.62	0.54	0.54	33.70	11.88	1.15	1.05	†	1.05	†	1.61	†	843	38
02-27-2009(5)– 12-31-09	22.18	0.33		8.58	8.91	0.47	0.47	30.62	40.18	1.13	1.03	†	1.02	†	1.65	†	4	74

(1)              Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)              Annualized for periods less than a year.

(3)              Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)              Expense ratios reflect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangments and do not represent the amount paid by the Portfolio during periods Expense ratios refect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Adviser and/or Distributor or reductions from brokerage service arrangments or other expenses offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Adviser and/or Distributor but prior to reductions from brokerage service arrangments or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)              Commencement of operations.

•          Calculated using average number of shares outstanding throughout the period.

†                    Impact of waiving the advisory fee for the ING Institution Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

APPENDIX C: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of December 13, 2013:

ING American Funds Asset Allocation Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

ING Invesco Equity and Income Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*                 On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on December 13, 2013.

7337 EAST DOUBLETREE RANCH ROAD SUITE 100 SCOTTSDALE, ARIZONA 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON FEBRUARY 27, 2014.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
	M64754-S13126	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:
				For	Against	Abstain

1.             To approve an Agreement and Plan of Reorganization by and between ING American Funds Asset Allocation Portfolio and ING Invesco Equity and Income Portfolio ("Invesco Portfolio"), providing for the reorganization of American Funds Portfolio with and into Invesco Portfolio.

				☐	☐	☐

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy  Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on
February 27, 2014.
The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/ING.

M64755-S13126

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and  Todd  Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the "Portfolio"), which the undersigned is entitled to vote at the Special  Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on February 27, 2014, at 1:00 PM, local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted “FOR” the proposal.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING Partners, Inc.

Statement of Additional Information

January 24, 2014

Acquisition of the Assets and Liabilities of: ING American Funds Asset Allocation Portfolio (A Series of ING Investors Trust) 7337 East Doubletree Ranch Road, Suite100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: ING Invesco Equity and Income Portfolio (A Series of ING Partners, Inc.) 7337 East Doubletree Ranch Road, Suite100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Invesco Equity and Income Portfolio (“SAI”) is available to the shareholders of ING American Funds Asset Allocation Portfolio (“American Funds Portfolio”, a series of ING Investors Trust, in connection with a proposed transaction whereby all of the assets and liabilities of American Funds Portfolio will be transferred to ING Invesco Equity and Income Portfolio (“Invesco Portfolio,” together with American Funds Portfolio, the “Portfolios,” each a “Portfolio”), a series of ING Partners, Inc., in exchange for shares of American Funds Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Invesco Portfolio; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.              The SAI for American Funds Portfolio, dated April 30, 2013, as filed on April 24, 2013 (File No: 033-23512) and the SAI for Invesco Portfolio dated April 30, 2013, as filed on April 29, 2013 (File No: 333-32575).

2.              The Financial Statements of American Funds Portfolio included in the Annual Report dated December 31, 2012, as filed on March 6, 2013 and the Semi-Annual Report dated June 30, 2013, as filed on September 4, 2013 (File No: 811-05629) and the Financial Statements of Invesco Portfolio included in the Semi-Annual Report dated June 30, 2013, as filed on September 4, 2013 (File No. 811-08319).

This SAI is not a prospectus. A Proxy Statement/Prospectus dated January 24, 2014, relating to the Reorganization of American Funds Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

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ING Invesco Equity and Income Portfolio

Set forth below is an excerpt from Invesco Portfolio’s semi-annual report dated June 30, 2013.

Market Perspective: Six Months Ended June 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market’s advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank (“ECB”) President Draghi’s July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product (“GDP”) was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn’t like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment-grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody’s Investors Service, Inc. relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi’s words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the

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first quarter of 2013 and June ended with some key indicators: purchasing managers’ indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment-grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Baryclays Long Term U.S. Treasury Index

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment-grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s Rating Corporation.

* * * *

3

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of American Funds Portfolio will be transferred to Invesco Portfolio, in exchange for shares of Invesco Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of June 30, 2013. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio. The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2013 (Unaudited)

	American Funds Portfolio	Invesco Portfolio	Pro Forma Adjustments		Invesco Portfolio Pro Forma Combined
ASSETS:
Investments in securities at value +*	$—	$761,569,735	$460,109,818	(A)	$1,221,679,553
Investments in master fund at value *(1)	460,109,818	—	(460,109,818	)(A)	—
Short-term investments at value**	—	27,731,633	—		27,731,633
Total Investments at fair value	$460,109,818	$789,301,368	$—		$1,249,411,186
Cash	703	44,011			44,714
Foreign currencies at value***					—
Receivables:
Investment in master fund sold	43,761	—	(43,761	)(A)	—
Investment securities sold	—	4,647,225	43,761	(A)	4,690,986
Fund shares sold	—	61,085	—		61,085
Dividends	—	1,070,032	—		1,070,032
Interest	—	1,605,998	—		1,605,998
Foreign tax reclaims	—	33,082	—		33,082
Unrealized appreciation on forward foreign currency contracts	—	599,722	—		599,722
Prepaid expenses	1,343	2,539	—		3,882
Reimbursement due from manager	—	19,222	212,500	(B)	231,722
Total assets	460,155,625	797,384,284	212,500		1,257,752,409

LIABILITIES:
Payable for investment securities purchased	—	2,534,872	—		2,534,872
Payable for fund shares redeemed	43,761	745,590	—		789,351
Unrealized depreciation on forward foreign currency contracts	—	39,679	—		39,679
Payable for investment management fees	—	359,735	—		359,735
Payable for administrative fees	—	65,406	—		65,406
Payable for distribution and shareholder service fees	263,955	56,569	—		320,524
Payable for trustee fees	2,209	3,865	—		6,074
Other accrued expenses and liabilities	33,348	121,683	212,500	(B)	367,531
Total liabilities	343,273	3,927,399	212,500		4,483,172
NET ASSETS	$459,812,352	$793,456,885	$—		$1,253,269,237

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$310,295,984	$610,698,589	$—		$920,994,573
Undistributed net investment income	5,749,040	7,394,598	—		13,143,638
Accumulated net realized gain (loss)	(38,272)	14,179,958	—		14,141,686
Net unrealized appreciation	143,805,600	161,183,740	—		304,989,340
NET ASSETS	$459,812,352	$793,456,885	$—		$1,253,269,237

* Cost of investments in securities	$—	$600,945,342	$316,304,218	(A)	$917,249,560
* Cost of investments in master fund at value	$316,304,218	$—	$(316,304,218	)(A)	$—
** Cost of short-term investments	$—	$27,731,633	$—		$27,731,633

Class ADV:
Net Assets	n/a	$23,856,294	$—		$23,856,294
Shares authorized	n/a	100,000,000			100,000,000
Par value	n/a	$0.001			$0.001
Shares outstanding	n/a	588,994			588,994
Net asset value and redemption price per share	n/a	$40.50			$40.50

Class I:
Net Assets	n/a	$540,673,053	$—		$540,673,053
Shares authorized	n/a	100,000,000			100,000,000
Par value	n/a	$0.001			$0.001
Shares outstanding	n/a	13,161,962	—		13,161,962
Net asset value and redemption price per share	n/a	$41.08			$41.08

Class S:
Net Assets	n/a	$227,353,098	$—		$227,353,098
Shares authorized	n/a	100,000,000			100,000,000
Par value	n/a	$0.001			$0.001
Shares outstanding	n/a	5,572,377	—		5,572,377
Net asset value and redemption price per share	n/a	$40.80			$40.80

Class S2^:
Net assets	$459,812,352	$1,574,440	$—		$461,386,792
Shares authorized	unlimited	100,000,000			100,000,000
Par value	$0.001	$0.001			$0.001
Shares outstanding	38,215,642	39,005	(26,825,690	)(C)	11,428,957
Net asset value and redemption price per share	$12.03	$40.37			$40.37

(A)       Reflects adjustments related to portfolio transitioning

(B)       Reflects adjustment for estimated one-time merger expenses and transition costs (See Note 4 in Notes to Unaudited Pro Forma Financial Statements).

(C)       Reflects new shares issued, net of retired shares of ING American Funds Asset Allocation Portfolio. (Calculation: Net Assets ÷ NAV per share)

^                American Funds Portfolio has no class designation; all net assets and shares are merging into Invesco Portfolio Class S2.

See accompanying Notes to Pro Forma Financial Statements (Unaudited)

4

STATEMENTS OF OPERATIONS for the twelve months ended June 30, 2013 (Unaudited)

	American Funds Portfolio	Invesco Portfolio	Pro Forma Adjustments		Invesco Portfolio Pro Forma Combined
INVESTMENT INCOME:
Dividends from master fund	$8,353,035	$—	$—		$8,353,035
Dividends, net of foreign taxes withheld*	—	12,471,208	—		12,471,208
Interest, net of foreign taxes withheld*	—	6,744,176	—		6,744,176
Total investment income	8,353,035	19,215,384	—		27,568,419

EXPENSES:
Investment management fees	—	4,162,553	2,180,996	(A)	6,343,548.93
Distribution and service fees:
Class ADV	2,915,049	112,831	(2,914,870	)(A)	113,010
Class S	—	518,760	901	(A)	519,661
Class S2	—	8,299	2,086,105	(A)	2,094,404
Transfer agent fees	432	1,275	988	(A)	2,695
Administrative service fees	—	756,819	416,574	(A)	1,173,393
Shareholder reporting expense	35,759	82,027	9,391	(A)	127,177
Registration fees	—	1,278	703	(A)	1,981
Professional fees	53,690	89,808	(4,257	)(A)	139,241
Custody and accounting expense	32,445	83,366	13,442	(A)	129,253
Trustee fees and expenses	6,917	30,487	9,864	(A)	47,268
Miscellaneous expense	15,829	18,220	(5,800	)(A)	28,249
Interest expense	86	—	(86	)(A)	—
Merger and transition expenses	—	—	212,500	(B)	212,500
Total expenses	3,060,207	5,865,723	2,006,451		10,932,381
Net waived and reimbursed fees	—	(300,923)	(747,449	)(A)	(1,048,372)
Brokerage commission recapture	—	(46,020)	(97,465	)(A)	(143,485)
Net expenses	3,060,207	5,518,780	1,161,537		9,740,524
Net investment income	5,292,828	13,696,604	(1,161,537)		17,827,895

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,308,405	52,896,622	—		59,205,027
Foreign currency related transactions	—	(368,573)	—		(368,573)
Net realized gain (loss)	6,308,405	52,528,049	—		58,836,454
Net change in unrealized appreciation or (depreciation) on:
Investments	—	65,886,233	—		65,886,233
Master fund	57,145,290	—	—		57,145,290
Foreign currency related transactions	—	646,033			646,033
Net change in unrealized appreciation or (depreciation)	57,145,290	66,532,266	—		123,677,556
Net realized and unrealized gain	63,453,695	119,060,315	—		182,514,010
Increase (decrease) in net assets resulting from operations	$68,746,523	$132,756,919	$(1,161,537)		$200,341,905

*Foreign taxes withheld	$—	$70,932	$—	$70,932

(A)       Reflects adjustment in expenses due to effects of new contractual rates.

(B)       Reflects adjustment for estimated one-time merger expenses and transition costs (See Note 4 in Notes to Unaudited Pro Forma Financial Statements).

See accompanying Notes to Pro Forma Financial Statements

5

PORTFOLIO OF INVESTMENTS

as of June 30, 2013 (Unaudited)

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined		American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
Shares	Shares	Shares		Shares		Value	Value	Value		Value

				COMMON STOCK: 66.8%

					Consumer Discretionary: 7.3%
—	115,008	69,483	(A)	184,491	ADT Corp.	—	4,583,069	2,768,906	(A)	7,351,975
—	162,427	98,132	(A)	260,559	Carnival Corp.	—	5,569,622	3,364,942	(A)	8,934,564
—	253,374	153,078	(A)	406,452	Comcast Corp. — Class A	—	10,611,303	6,410,923	(A)	17,022,226
—	52,773	31,883	(A)	84,656	Home Depot, Inc.	—	4,088,324	2,470,001	(A)	6,558,325
—	83,169	50,247	(A)	133,416	Thomson Reuters Corp.	—	2,714,044	1,639,716	(A)	4,353,760
—	108,301	65,431	(A)	173,732	Time Warner Cable, Inc.	—	12,181,697	7,359,692	(A)	19,541,389
—	59,470	35,929	(A)	95,399	Time Warner, Inc.	—	3,438,555	2,077,437	(A)	5,515,992
—	199,045	120,255	(A)	319,300	Viacom - Class B	—	13,545,012	8,183,352	(A)	21,728,364
						—	56,731,626	34,274,969		91,006,595
					Consumer Staples: 7.5%
—	211,784	127,951	(A)	339,735	Archer-Daniels-Midland Co.	—	7,181,596	4,338,832	(A)	11,520,428
—	670,635	405,171	(A)	1,075,806	Avon Products, Inc.	—	14,103,454	8,520,740	(A)	22,624,194
—	132,398	79,990	(A)	212,388	Coca-Cola Co.	—	5,310,484	3,208,381	(A)	8,518,865
—	317,813	192,010	(A)	509,823	Mondelez International, Inc.	—	9,067,205	5,478,041	(A)	14,545,246
—	46,161	27,889	(A)	74,050	PepsiCo, Inc.	—	3,775,508	2,281,010	(A)	6,056,518
—	99,260	59,969	(A)	159,229	Procter & Gamble Co.	—	7,642,027	4,617,005	(A)	12,259,032
—	209,453	126,543	(A)	335,996	Sysco Corp.	—	7,154,915	4,322,712	(A)	11,477,627
—	113,401	68,512	(A)	181,913	Unilever NV ADR	—	4,457,793	2,693,219	(A)	7,151,012
						—	58,692,982	35,459,940		94,152,922

					Energy: 6.0%
—	93,124	56,262	(A)	149,386	Anadarko Petroleum Corp.	—	8,002,145	4,834,574	(A)	12,836,719
—	110,896	66,999	(A)	177,895	Baker Hughes, Inc.	—	5,115,633	3,090,660	(A)	8,206,293
—	216,204	130,622	(A)	346,826	Canadian Natural Resources Ltd.	—	6,095,321	3,682,548	(A)	9,777,869
—	88,855	53,683	(A)	142,538	Chevron Corp.	—	10,515,101	6,352,801	(A)	16,867,902
—	63,775	38,530	(A)	102,305	ExxonMobil Corp.	—	5,762,071	3,481,212	(A)	9,243,283
—	100,218	60,548	(A)	160,766	Halliburton Co.	—	4,181,095	2,526,050	(A)	6,707,145
—	44,270	26,746	(A)	71,016	Occidental Petroleum Corp.	—	3,950,212	2,386,559	(A)	6,336,771
—	111,005	67,065	(A)	178,070	Williams Companies, Inc.	—	3,604,332	2,177,592	(A)	5,781,924
						—	47,225,910	28,531,996		75,757,906

6

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
						Financials: 19.3%
—	80,038	48,356	(A)	128,394	@	Aon PLC	—	5,150,445	3,111,692	(A)	8,262,137
—	310,150	187,380	(A)	497,530		Bank of America Corp.	—	3,988,529	2,409,709	(A)	6,398,238
—	173,245	104,668	(A)	277,913		BB&T Corp.	—	5,869,541	3,546,141	(A)	9,415,682
—	398,765	240,918	(A)	639,683		Charles Schwab Corp.	—	8,465,781	5,114,685	(A)	13,580,466
—	56,410	34,081	(A)	90,491		Chubb Corp.	—	4,775,107	2,884,928	(A)	7,660,035
—	387,882	234,343	(A)	622,225		Citigroup, Inc.	—	18,606,700	11,241,420	(A)	29,848,120
—	62,538	37,783	(A)	100,321		CME Group, Inc.	—	4,751,637	2,870,748	(A)	7,622,385
—	138,263	83,533	(A)	221,796		Comerica, Inc.	—	5,507,015	3,327,117	(A)	8,834,132
—	292,428	176,673	(A)	469,101		Fifth Third Bancorp.	—	5,278,326	3,188,952	(A)	8,467,278
—	28,779	17,387	(A)	46,166		Goldman Sachs Group, Inc.	—	4,352,824	2,629,801	(A)	6,982,625
—	463,923	280,284	(A)	744,207		JPMorgan Chase & Co.	—	24,490,495	14,796,181	(A)	39,286,676
—	292,210	176,542	(A)	468,752		Marsh & McLennan Cos., Inc.	—	11,665,023	7,047,538	(A)	18,712,561
—	458,442	276,972	(A)	735,414		Morgan Stanley	—	11,199,738	6,766,431	(A)	17,966,169
—	94,569	57,135	(A)	151,704		Northern Trust Corp.	—	5,475,545	3,308,104	(A)	8,783,649
—	164,845	99,593	(A)	264,438		PNC Financial Services Group, Inc.	—	12,020,497	7,262,301	(A)	19,282,798
—	108,267	65,411	(A)	173,678		State Street Corp.	—	7,060,091	4,265,423	(A)	11,325,514
—	197,034	119,040	(A)	316,074		Wells Fargo & Co.	—	8,131,593	4,912,782	(A)	13,044,375
—	91,254	55,132	(A)	146,386	@	Willis Group Holdings PLC	—	3,721,338	2,248,283	(A)	5,969,621
							—	150,510,225	90,932,236		241,442,461

						Health Care: 9.9%
—	83,882	50,678	(A)	134,560		Amgen, Inc.	—	8,275,798	4,999,904	(A)	13,275,702
—	144,717	87,432	(A)	232,149		Bristol-Myers Squibb Co.	—	6,467,403	3,907,345	(A)	10,374,748
—	77,099	46,580	(A)	123,679		Cigna Corp.	—	5,588,906	3,376,592	(A)	8,965,498
—	139,114	84,047	(A)	223,161		Eli Lilly & Co.	—	6,833,279	4,128,392	(A)	10,961,671
—	162,287	98,047	(A)	260,334		Medtronic, Inc.	—	8,352,912	5,046,494	(A)	13,399,406
—	225,898	136,478	(A)	362,376		Merck & Co., Inc.	—	10,492,962	6,339,426	(A)	16,832,388
—	8,725	5,271	(A)	13,996		Novartis AG ADR	—	616,945	372,733	(A)	989,678
—	78,074	47,169	(A)	125,243		Novartis AG	—	5,530,024	3,341,018	(A)	8,871,042
—	262,795	158,770	(A)	421,565		Pfizer, Inc.	—	7,360,888	4,447,153	(A)	11,808,041
—	70,669	42,695	(A)	113,364		Teva Pharmaceutical Industries Ltd. ADR	—	2,770,225	1,673,659	(A)	4,443,884
—	91,735	55,423	(A)	147,158		UnitedHealth Group, Inc.	—	6,006,808	3,629,072	(A)	9,635,880

7

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
—	107,482	64,936	(A)	172,418		WellPoint, Inc.	—	8,796,327	5,314,387	(A)	14,110,714
							—	77,092,477	46,576,175		123,668,652

						Industrials: 4.9%
—	31,663	19,130	(A)	50,793		Cintas Corp.	—	1,441,933	871,158	(A)	2,313,091
—	183,705	110,987	(A)	294,692		CSX Corp.	—	4,260,119	2,573,793	(A)	6,833,912
—	39,284	23,734	(A)	63,018		General Dynamics Corp.	—	3,077,116	1,859,070	(A)	4,936,186
—	674,371	407,428	(A)	1,081,799		General Electric Co.	—	15,638,663	9,448,251	(A)	25,086,914
—	98,839	59,715	(A)	158,554	@	Ingersoll-Rand PLC - Class A	—	5,487,541	3,315,352	(A)	8,802,893
—	254,563	153,797	(A)	408,360	@	Tyco International Ltd.	—	8,387,851	5,067,602	(A)	13,455,453
							—	38,293,223	23,135,226		61,428,449

						Information Technology: 7.9%
—	171,847	103,823	(A)	275,670	@	Adobe Systems, Inc.	—	7,829,349	4,730,178	(A)	12,559,527
—	177,311	107,124	(A)	284,435	@	Amdocs Ltd.	—	6,576,465	3,973,236	(A)	10,549,701
—	679,243	410,371	(A)	1,089,614		Applied Materials, Inc.	—	10,127,513	6,118,636	(A)	16,246,149
—	249,233	150,577	(A)	399,810		Corning, Inc.	—	3,546,586	2,142,705	(A)	5,689,291
—	207,941	125,630	(A)	333,571	@	eBay, Inc.	—	10,754,708	6,497,562	(A)	17,252,270
—	364,411	220,162	(A)	584,573		Microsoft Corp.	—	12,583,112	7,602,210	(A)	20,185,322
—	288,753	174,453	(A)	463,206		Symantec Corp.	—	6,488,280	3,919,958	(A)	10,408,238
—	109,033	65,873	(A)	174,906		Texas Instruments, Inc.	—	3,801,981	2,297,004	(A)	6,098,985
							—	61,707,994	37,281,489		98,989,483

						Materials: 1.2%
—	168,193	101,615	(A)	269,808		Dow Chemical Co.	—	5,410,769	3,268,969	(A)	8,679,738
—	28,958	17,495	(A)	46,453		PPG Industries, Inc.	—	4,239,741	2,561,481	(A)	6,801,222
							—	9,650,510	5,830,450		15,480,960

						Telecommunication Services: 1.5%
—	65,961	39,851	(A)	105,812		Verizon Communications, Inc.	—	3,320,477	2,006,099	(A)	5,326,576
—	305,802	184,753	(A)	490,555		Vodafone Group PLC ADR	—	8,788,749	5,309,809	(A)	14,098,558
							—	12,109,226	7,315,908		19,425,134

						Utilities: 1.3%
—	57,262	34,595	(A)	91,857		Edison International	—	2,757,738	1,666,114	(A)	4,423,852

8

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
—	49,584	29,957	(A)	79,541		FirstEnergy Corp.	—	1,851,467	1,118,582	(A)	2,970,049
—	93,954	56,763	(A)	150,717		Pinnacle West Capital Corp.	—	5,211,628	3,148,656	(A)	8,360,284
							—	9,820,833	5,933,352		15,754,185

						Total Common Stock (Cost $381,985,782)	—	521,835,006	315,271,741		837,106,747

				PREFERRED STOCK: 1.8%
						Energy: 0.7%
—	88,000	53,166	(A)	141,166	@,P	El Paso Energy Capital Trust I	—	5,147,120	3,109,683	(A)	8,256,803

						Financials: 0.6%
—	35,144	21,233	(A)	56,377	@	Keycorp	—	4,377,185	2,644,519	(A)	7,021,704

						Health Care: 0.5%
—	1,600	967	(A)	2,567	@	Healthsouth Corp.	—	1,886,400	1,139,687	(A)	3,026,087
—	30,451	18,397	(A)	48,848	@,P	Omnicare, Inc.	—	1,794,477	1,084,151	(A)	2,878,628
							—	3,680,877	2,223,838		5,904,715

						Industrials: 0.0%
—	22,222	13,426	(A)	35,648	#,@	Swift Mandatory Common Exchange Security Trust	—	312,177	188,605	(A)	500,782

						Total Preferred Stock (Cost $9,786,009)	—	13,517,359	8,166,645		21,684,004

				CORPORATE BONDS/NOTES: 19.1%
						Consumer Discretionary: 1.9%
—	580,000	350,413	(A)	930,413		Advance Auto Parts, Inc., 5.750%, 05/01/20	—	615,848	372,071	(A)	987,919
—	220,000	132,915	(A)	352,915		AutoZone, Inc., 2.875%, 01/15/23	—	201,184	121,547	(A)	322,731
—	395,000	238,644	(A)	633,644		Autozone, Inc., 6.500%, 01/15/14	—	406,928	245,850	(A)	652,778
—	135,000	81,562	(A)	216,562		Comcast Corp., 6.450%, 03/15/37	—	162,099	97,934	(A)	260,033
—	560,000	338,329	(A)	898,329		Comcast Corp., 4.250%, 01/15/33	—	538,058	325,073	(A)	863,131
—	550,000	332,288	(A)	882,288		Comcast Corp., 5.700%, 05/15/18	—	641,518	387,579	(A)	1,029,097
—	340,000	205,415	(A)	545,415	#	COX Communications, Inc., 4.700%, 12/15/42	—	303,037	183,083	(A)	486,120
—	106,000	64,041	(A)	170,041		COX Communications, Inc., 5.450%, 12/15/14	—	113,134	68,351	(A)	181,485

9

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
—	60,000	36,250	(A)	96,250	#	Cox Communications, Inc., 8.375%, 03/01/39	—	81,647	49,328	(A)	130,975
—	285,000	172,186	(A)	457,186		DirecTV Financing Co., Inc., 1.750%, 01/15/18	—	275,344	166,352	(A)	441,696
—	185,000	111,770	(A)	296,770		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	—	186,003	112,376	(A)	298,379
—	310,000	187,290	(A)	497,290		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	—	277,800	167,836	(A)	445,636
—	1,400,000	845,824	(A)	2,245,824		International Game Technology, 3.250%, 05/01/14	—	1,494,500	902,917	(A)	2,397,417
—	20,000	12,083	(A)	32,083		Interpublic Group of Cos., Inc., 10.000%, 07/15/17	—	21,104	12,750	(A)	33,854
—	285,000	172,185	(A)	457,185		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	—	277,152	167,444	(A)	444,596
—	509,000	307,517	(A)	816,517	#	Liberty Interactive LLC, 0.750%, 03/30/43	—	561,173	339,038	(A)	900,211
—	4,434,000	2,678,845	(A)	7,112,845		MGM Resorts International, 4.250%, 04/15/15	—	4,974,394	3,005,329	(A)	7,979,723
—	200,000	120,832	(A)	320,832		NBCUniversal Media, LLC, 2.100%, 04/01/14	—	202,446	122,310	(A)	324,756
—	125,000	75,520	(A)	200,520		NBCUniversal Media, LLC, 5.150%, 04/30/20	—	142,457	86,067	(A)	228,524
—	210,000	126,873	(A)	336,873		NBCUniversal Media, LLC, 5.950%, 04/01/41	—	240,960	145,578	(A)	386,538
—	645,000	389,683	(A)	1,034,683		Target Corp., 2.900%, 01/15/22	—	632,032	381,848	(A)	1,013,880
—	160,000	96,665	(A)	256,665		Time Warner, Inc., 5.875%, 11/15/16	—	182,755	110,413	(A)	293,168
—	445,000	268,851	(A)	713,851		Time Warner, Inc., 5.875%, 11/15/40	—	409,342	247,308	(A)	656,650
—	825,000	498,431	(A)	1,323,431		Tupperware Brands Corp., 4.750%, 06/01/21	—	837,678	506,091	(A)	1,343,769
—	200,000	120,832	(A)	320,832		WPP Finance UK, 8.000%, 09/15/14	—	215,889	130,431	(A)	346,320
—	555,000	335,309	(A)	890,309		Wyndham Worldwide Corp., 5.625%, 03/01/21	—	595,392	359,712	(A)	955,104
—	135,000	81,561	(A)	216,561		Wyndham Worldwide Corp., 2.950%, 03/01/17	—	136,714	82,597	(A)	219,311
							—	14,726,588	8,897,213		23,623,801

						Consumer Staples: 0.5%
—	255,000	154,060	(A)	409,060		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	—	255,034	154,081	(A)	409,115
—	375,000	226,560	(A)	601,560		Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	—	393,900	237,979	(A)	631,879
—	110,000	66,457	(A)	176,457		Avon Products, Inc., 2.375%, 03/15/16	—	110,948	67,030	(A)	177,978
—	240,000	144,998	(A)	384,998		Brown-Forman Corp., 2.250%, 01/15/23	—	220,632	133,297	(A)	353,929
—	240,000	144,998	(A)	384,998		Corn Products International, Inc., 6.625%, 04/15/37	—	272,955	164,908	(A)	437,863
—	602,378	363,932	(A)	966,310		CVS Pass-Through Trust, 6.036%, 12/10/28	—	680,693	411,247	(A)	1,091,940
—	415,000	250,727	(A)	665,727	#	FBG Finance Ltd., 5.125%, 06/15/15	—	446,522	269,771	(A)	716,293
—	270,000	163,123	(A)	433,123		Fomento Economico Mexicano SAB de CV, 4.375%, 05/10/43	—	236,649	142,974	(A)	379,623
—	295,000	178,227	(A)	473,227	#	Grupo Bimbo S.A.B de CV, 4.875%, 06/30/20	—	309,259	186,842	(A)	496,101
—	355,000	214,477	(A)	569,477		Kraft Foods, Inc., 6.875%, 01/26/39	—	440,018	265,841	(A)	705,859
—	100,000	60,416	(A)	160,416		Kraft Foods, Inc., 6.875%, 02/01/38	—	122,686	74,122	(A)	196,808
—	50,000	30,208	(A)	80,208		Wal-Mart Stores, Inc., 6.500%, 08/15/37	—	63,453	38,336	(A)	101,789
							—	3,552,749	2,146,428		5,699,177

10

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
						Energy: 1.1%
—	360,000	217,498	(A)	577,498		Chevron Corp., 1.718%, 06/24/18	—	356,971	215,668	(A)	572,639
—	2,872,000	1,735,147	(A)	4,607,147		Cobalt International Energy, Inc., 2.625%, 12/01/19	—	3,049,705	1,842,509	(A)	4,892,214
—	175,000	105,728	(A)	280,728		Enterprise Products Operating L.P., 5.250%, 01/31/20	—	195,778	118,281	(A)	314,059
—	300,000	181,248	(A)	481,248		Enterprise Products Operating L.P., 6.500%, 01/31/19	—	358,184	216,400	(A)	574,584
—	848,000	512,328	(A)	1,360,328		Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	—	1,061,060	641,050	(A)	1,702,110
—	250,000	151,040	(A)	401,040		Hess Corp., 5.600%, 02/15/41	—	257,667	155,672	(A)	413,339
—	250,000	151,040	(A)	401,040		Husky Energy, Inc., 3.950%, 04/15/22	—	254,064	153,495	(A)	407,559
—	130,000	78,540	(A)	208,540		Noble Holding International Ltd., 2.500%, 03/15/17	—	130,107	78,605	(A)	208,712
—	320,000	193,331	(A)	513,331		Phillips 66, 1.950%, 03/05/15	—	325,063	196,390	(A)	521,453
—	295,000	178,227	(A)	473,227		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	—	290,344	175,414	(A)	465,758
—	510,000	308,121	(A)	818,121		Southwestern Energy Co., 4.100%, 03/15/22	—	508,472	307,198	(A)	815,670
—	165,000	99,686	(A)	264,686		Spectra Energy Capital, LLC, 7.500%, 09/15/38	—	206,914	125,009	(A)	331,923
—	1,841,000	1,112,258	(A)	2,953,258		Stone Energy Corp., 1.750%, 03/01/17	—	1,712,130	1,034,400	(A)	2,746,530
—	215,000	129,894	(A)	344,894		Texas Eastern Transmission LP, 7.000%, 07/15/32	—	265,433	160,364	(A)	425,797
							—	8,971,892	5,420,455		14,392,347

						Financials: 4.7%
—	165,000	99,686	(A)	264,686		Abbey National Treasury Services PLC/London, 2.875%, 04/25/14	—	167,052	100,926	(A)	267,978
—	290,000	175,206	(A)	465,206	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	—	298,698	180,461	(A)	479,159
—	300,000	181,248	(A)	481,248		Aegon NV, 4.625%, 12/01/15	—	323,426	195,401	(A)	518,827
—	850,000	513,535	(A)	1,363,535		American Tower Corp., 4.500%, 01/15/18	—	907,153	548,065	(A)	1,455,218
—	125,000	75,520	(A)	200,520		American Tower Corp., 4.625%, 04/01/15	—	132,136	79,831	(A)	211,967
—	445,000	268,851	(A)	713,851		Bank of America Corp., 1.250%, 01/11/16	—	439,049	265,256	(A)	704,305
—	500,000	302,080	(A)	802,080		Bank of America Corp., 5.650%, 05/01/18	—	555,885	335,843	(A)	891,728
—	400,000	241,664	(A)	641,664		Bank of America Corp., 5.750%, 12/01/17	—	444,841	268,755	(A)	713,596
—	520,000	314,163	(A)	834,163		Bank of New York Mellon Corp./The, 4.500%, 12/31/49	—	490,100	296,099	(A)	786,199
—	165,000	99,686	(A)	264,686		Barclays Bank PLC, 2.750%, 02/23/15	—	169,209	102,229	(A)	271,438
—	305,000	184,269	(A)	489,269		Barclays Bank PLC, 5.140%, 10/14/20	—	308,471	186,366	(A)	494,837
—	525,000	317,184	(A)	842,184		Barclays Bank PLC, 6.750%, 05/22/19	—	625,923	378,158	(A)	1,004,081
—	260,000	157,081	(A)	417,081		Bear Stearns Cos., Inc., 7.250%, 02/01/18	—	309,798	187,167	(A)	496,965
—	515,000	311,142	(A)	826,142		Charles Schwab Corp., 4.450%, 07/22/20	—	557,015	336,526	(A)	893,541
—	365,000	220,519	(A)	585,519		Citigroup, Inc., 3.500%, 05/15/23	—	328,287	198,338	(A)	526,625
—	375,000	226,560	(A)	601,560		Citigroup, Inc., 4.050%, 07/30/22	—	360,888	218,034	(A)	578,922

11

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
—	575,000	347,392	(A)	922,392		Citigroup, Inc., 6.125%, 11/21/17	—	653,940	395,084	(A)	1,049,024
—	345,000	208,435	(A)	553,435		Citigroup, Inc., 8.500%, 05/22/19	—	435,058	262,845	(A)	697,903
—	325,000	196,352	(A)	521,352		CNA Financial Corp., 5.875%, 08/15/20	—	368,192	222,447	(A)	590,639
—	590,000	356,454	(A)	946,454	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	—	639,934	386,622	(A)	1,026,556
—	830,000	501,453	(A)	1,331,453	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	—	890,996	538,304	(A)	1,429,300
—	340,000	205,414	(A)	545,414		Digital Realty Trust L.P., 4.500%, 07/15/15	—	356,823	215,578	(A)	572,401
—	260,000	157,081	(A)	417,081		EPR Properties, 5.250%, 07/15/23	—	252,856	152,765	(A)	405,621
—	225,000	135,936	(A)	360,936	#	ERAC USA Finance, LLC, 2.750%, 07/01/13	—	225,013	135,944	(A)	360,957
—	340,000	205,414	(A)	545,414		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	—	343,130	207,305	(A)	550,435
—	380,000	229,581	(A)	609,581		General Electric Capital Corp., 4.650%, 10/17/21	—	403,577	243,825	(A)	647,402
—	600,000	362,496	(A)	962,496		General Electric Capital Corp., 5.250%, 06/29/49	—	574,500	347,090	(A)	921,590
—	700,000	422,912	(A)	1,122,912		General Electric Capital Corp., 6.000%, 08/07/19	—	813,357	491,398	(A)	1,304,755
—	4,011,000	2,423,285	(A)	6,434,285	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	—	4,413,989	2,666,755	(A)	7,080,744
—	355,000	214,477	(A)	569,477		Goldman Sachs Group, Inc., 5.250%, 07/27/21	—	380,254	229,734	(A)	609,988
—	720,000	434,995	(A)	1,154,995		Goldman Sachs Group, Inc., 6.150%, 04/01/18	—	811,888	490,510	(A)	1,302,398
—	345,000	208,435	(A)	553,435		Goldman Sachs Group, Inc., 6.750%, 10/01/37	—	354,772	214,339	(A)	569,111
—	465,000	280,934	(A)	745,934	#	HBOS PLC, 6.750%, 05/21/18	—	494,514	298,765	(A)	793,279
—	450,000	271,872	(A)	721,872	#	HSBC Bank PLC, 4.125%, 08/12/20	—	471,865	285,082	(A)	756,947
—	225,000	135,936	(A)	360,936		International Lease Finance Corp., 5.875%, 08/15/22	—	223,088	134,781	(A)	357,869
—	340,000	205,415	(A)	545,415		JPMorgan Chase & Co., 4.400%, 07/22/20	—	355,925	215,036	(A)	570,961
—	510,000	308,121	(A)	818,121		JPMorgan Chase & Co., 5.150%, 05/29/49	—	488,325	295,026	(A)	783,351
—	775,000	468,224	(A)	1,243,224		JPMorgan Chase & Co., 6.000%, 01/15/18	—	884,993	534,677	(A)	1,419,670
—	510,000	308,121	(A)	818,121	#	Macquarie Bank Ltd., 5.000%, 02/22/17	—	546,763	330,332	(A)	877,095
—	285,000	172,185	(A)	457,185		Markel Corp., 5.000%, 03/30/43	—	270,275	163,289	(A)	433,564
—	430,000	259,789	(A)	689,789		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	—	495,240	299,204	(A)	794,444
—	455,000	274,892	(A)	729,892		MetLife, Inc., 4.750%, 02/08/21	—	496,424	299,919	(A)	796,343
—	1,452,000	877,240	(A)	2,329,240		MGIC Investment Corp., 5.000%, 05/01/17	—	1,494,653	903,009	(A)	2,397,662
—	281,000	169,769	(A)	450,769		MGIC Investment Corp., 2.000%, 04/01/20	—	319,638	193,112	(A)	512,750
—	370,000	223,539	(A)	593,539		Moody’s Corp., 4.500%, 09/01/22	—	371,089	224,197	(A)	595,286
—	750,000	453,120	(A)	1,203,120		Morgan Stanley, 3.800%, 04/29/16	—	780,456	471,520	(A)	1,251,976
—	560,000	338,329	(A)	898,329		Morgan Stanley, 6.375%, 07/24/42	—	627,578	379,157	(A)	1,006,735
—	790,000	477,286	(A)	1,267,286		Morgan Stanley, 3.450%, 11/02/15	—	815,516	492,702	(A)	1,308,218
—	675,000	407,808	(A)	1,082,808		Morgan Stanley, 4.000%, 07/24/15	—	703,847	425,236	(A)	1,129,083
—	215,000	129,895	(A)	344,895		Morgan Stanley, 5.750%, 01/25/21	—	233,625	141,147	(A)	374,772
—	205,000	123,852	(A)	328,852	#	National Australia Bank Ltd., 3.750%, 03/02/15	—	214,742	129,738	(A)	344,480

12

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
—	165,000	99,686	(A)	264,686		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	—	163,015	98,487	(A)	261,502
—	570,000	344,371	(A)	914,371	#	Nationwide Building Society, 6.250%, 02/25/20	—	636,028	384,263	(A)	1,020,291
—	290,000	175,206	(A)	465,206	#	Nordea Bank AB, 4.875%, 01/27/20	—	319,267	192,888	(A)	512,155
—	225,000	135,936	(A)	360,936	#	Pacific LifeCorp, 6.000%, 02/10/20	—	251,420	151,898	(A)	403,318
—	360,000	217,497	(A)	577,497		PNC Funding Corp., 5.125%, 02/08/20	—	395,950	239,217	(A)	635,167
—	335,000	202,393	(A)	537,393		Prospect Capital Corp., 5.875%, 03/15/23	—	318,208	192,248	(A)	510,456
—	320,000	193,331	(A)	513,331		Prudential Financial, Inc., 4.750%, 09/17/15	—	344,478	208,120	(A)	552,598
—	85,000	51,354	(A)	136,354		Prudential Financial, Inc., 7.375%, 06/15/19	—	103,952	62,804	(A)	166,756
—	700,000	422,912	(A)	1,122,912		Radian Group, Inc., 3.000%, 11/15/17	—	878,500	530,754	(A)	1,409,254
—	282,000	170,373	(A)	452,373		Radian Group, Inc., 2.250%, 03/01/19	—	361,136	218,184	(A)	579,320
—	200,000	120,832	(A)	320,832	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	—	201,929	121,997	(A)	323,926
—	460,000	277,914	(A)	737,914		Senior Housing Properties Trust, 4.300%, 01/15/16	—	476,983	288,174	(A)	765,157
—	190,000	114,790	(A)	304,790		Simon Property Group L.P., 4.750%, 03/15/42	—	181,815	109,845	(A)	291,660
—	705,000	425,932	(A)	1,130,932		SLM Corp., 3.875%, 09/10/15	—	713,759	431,224	(A)	1,144,983
—	775,000	468,224	(A)	1,243,224	#	Societe Generale, 2.500%, 01/15/14	—	784,610	474,030	(A)	1,258,640
—	315,000	190,310	(A)	505,310	#	Standard Chartered PLC, 3.850%, 04/27/15	—	328,734	198,608	(A)	527,342
—	110,000	66,458	(A)	176,458		UBS AG, 5.750%, 04/25/18	—	127,209	76,855	(A)	204,064
—	178,000	107,541	(A)	285,541		UBS AG, 5.875%, 12/20/17	—	204,881	123,781	(A)	328,662
—	500,000	302,080	(A)	802,080		US Bank NA/Cincinnati OH, 3.778%, 04/29/20	—	523,790	316,453	(A)	840,243
—	320,000	193,331	(A)	513,331		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	—	302,829	182,957	(A)	485,786
—	170,000	102,708	(A)	272,708		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	—	171,669	103,716	(A)	275,385
—	300,000	181,248	(A)	481,248	#	WEA Finance, LLC, 7.125%, 04/15/18	—	356,273	215,246	(A)	571,519
—	140,000	84,582	(A)	224,582		Wells Fargo & Co., 1.500%, 01/16/18	—	136,645	82,555	(A)	219,200
—	570,000	344,371	(A)	914,371		Wells Fargo & Co., 5.625%, 12/11/17	—	648,346	391,705	(A)	1,040,051
—	440,000	265,830	(A)	705,830		Westpac Banking Corp., 2.100%, 08/02/13	—	440,700	266,253	(A)	706,953
—	350,000	211,456	(A)	561,456		WR Berkley Corp., 4.625%, 03/15/22	—	360,967	218,082	(A)	579,049
							—	38,357,859	23,174,273		61,532,132

						Health Care: 4.2%
—	1,250,000	755,199	(A)	2,005,199	#	AbbVie, Inc., 1.200%, 11/06/15	—	1,251,916	756,357	(A)	2,008,273
—	225,000	135,936	(A)	360,936		Aetna, Inc., 4.125%, 11/15/42	—	198,471	119,908	(A)	318,379
—	610,000	368,538	(A)	978,538		Aetna, Inc., 3.950%, 09/01/20	—	628,376	379,640	(A)	1,008,016
—	1,840,000	1,111,654	(A)	2,951,654		Brookdale Senior Living, Inc., 2.750%, 06/15/18	—	2,175,800	1,314,531	(A)	3,490,331
—	1,460,000	882,073	(A)	2,342,073		Dendreon Corp., 2.875%, 01/15/16	—	1,102,300	665,965	(A)	1,768,265
—	270,000	163,123	(A)	433,123		Express Scripts, Inc., 3.125%, 05/15/16	—	280,913	169,716	(A)	450,629

13

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
—	2,585,000	1,561,753	(A)	4,146,753		Gilead Sciences, Inc., 1.625%, 05/01/16	—	5,855,038	3,537,379	(A)	9,392,417
—	80,000	48,333	(A)	128,333		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	—	98,108	59,273	(A)	157,381
—	270,000	163,123	(A)	433,123		Humana, Inc., 4.625%, 12/01/42	—	243,173	146,915	(A)	390,088
—	3,470,000	2,096,435	(A)	5,566,435		LifePoint Hospitals, Inc., 3.500%, 05/15/14	—	3,769,287	2,277,252	(A)	6,046,539
—	210,000	126,873	(A)	336,873		Medco Health Solutions, Inc., 2.750%, 09/15/15	—	216,011	130,505	(A)	346,516
—	390,000	235,623	(A)	625,623		Medtronic, Inc., 4.000%, 04/01/43	—	354,318	214,065	(A)	568,383
—	730,000	441,036	(A)	1,171,036	#	Mylan, Inc., 6.000%, 11/15/18	—	800,259	483,484	(A)	1,283,743
—	959,000	579,390	(A)	1,538,390		NuVasive, Inc., 2.750%, 07/01/17	—	950,609	574,320	(A)	1,524,929
—	2,071,000	1,251,215	(A)	3,322,215		Omnicare, Inc., 3.750%, 04/01/42	—	2,580,984	1,559,327	(A)	4,140,311
—	1,145,000	691,763	(A)	1,836,763		Omnicare, Inc., 3.250%, 12/15/35	—	1,185,075	715,975	(A)	1,901,050
—	1,766,000	1,066,946	(A)	2,832,946		Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	—	2,115,889	1,278,335	(A)	3,394,224
—	2,167,000	1,309,214	(A)	3,476,214		Teleflex, Inc., 3.875%, 08/01/17	—	2,937,639	1,774,803	(A)	4,712,442
—	265,000	160,102	(A)	425,102		Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/22	—	248,637	150,216	(A)	398,853
—	400,000	241,664	(A)	641,664		UnitedHealth Group, Inc., 1.625%, 03/15/19	—	386,983	233,800	(A)	620,783
—	2,254,000	1,361,777	(A)	3,615,777		Volcano Corp., 1.750%, 12/01/17	—	2,068,045	1,249,430	(A)	3,317,475
—	2,431,000	1,468,713	(A)	3,899,713	#	WellPoint, Inc., 2.750%, 10/15/42	—	3,038,750	1,835,891	(A)	4,874,641
							—	32,486,581	19,627,087		52,113,668

						Industrials: 1.0%
—	425,000	256,768	(A)	681,768	#	BAA Funding Ltd., 2.500%, 06/25/15	—	431,922	260,950	(A)	692,872
—	400,000	241,664	(A)	641,664		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	—	393,000	237,435	(A)	630,435
—	272,341	164,537	(A)	436,878		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 01/12/21	—	291,405	176,055	(A)	467,460
—	330,000	199,372	(A)	529,372		CSX Corp., 5.500%, 04/15/41	—	353,831	213,770	(A)	567,601
—	105,000	63,437	(A)	168,437		CSX Corp., 6.150%, 05/01/37	—	121,295	73,282	(A)	194,577
—	1,015,000	613,222	(A)	1,628,222		Deere & Co., 2.600%, 06/08/22	—	968,717	585,260	(A)	1,553,977
—	209,185	126,381	(A)	335,566		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 07/02/18	—	224,351	135,544	(A)	359,895
—	800,000	483,328	(A)	1,283,328		Ford Motor Co., 4.750%, 01/15/43	—	708,418	427,998	(A)	1,136,416
—	285,000	172,185	(A)	457,185		General Electric Co., 5.250%, 12/06/17	—	322,021	194,552	(A)	516,573
—	725,000	438,016	(A)	1,163,016		MDC Holdings, Inc., 6.000%, 01/15/43	—	676,303	408,595	(A)	1,084,898
—	510,000	308,121	(A)	818,121	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.500%, 03/15/16	—	519,027	313,575	(A)	832,602
—	545,000	329,267	(A)	874,267		Pentair Finance SA, 5.000%, 05/15/21	—	580,087	350,465	(A)	930,552
—	285,000	172,185	(A)	457,185		Precision Castparts Corp., 2.500%, 01/15/23	—	266,463	160,986	(A)	427,449
—	260,000	157,081	(A)	417,081		Ryder System, Inc., 3.150%, 03/02/15	—	268,267	162,076	(A)	430,343
—	570,000	344,372	(A)	914,372	#	Turlock Corp., 0.950%, 11/02/15	—	567,993	343,159	(A)	911,152
—	170,000	102,707	(A)	272,707		Union Pacific Corp., 6.125%, 02/15/20	—	204,366	123,470	(A)	327,836

14

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
—	225,000	135,936	(A)	360,936		United Parcel Service, Inc., 2.450%, 10/01/22	—	212,436	128,345	(A)	340,781
—	380,000	229,580	(A)	609,580		Waste Management, Inc., 5.000%, 03/15/14	—	391,187	236,339	(A)	627,526
							—	7,501,089	4,531,856		12,032,945

						Information Technology: 2.9%
—	2,081,000	1,257,256	(A)	3,338,256		Ciena Corp., 4.000%, 12/15/20	—	2,724,809	1,646,220	(A)	4,371,029
—	370,000	223,539	(A)	593,539		Hewlett-Packard Co., 2.625%, 12/09/14	—	377,717	228,201	(A)	605,918
—	2,338,000	1,412,525	(A)	3,750,525		Lam Research Corp., 1.250%, 05/15/18	—	2,605,409	1,574,083	(A)	4,179,492
—	2,120,000	1,280,819	(A)	3,400,819		Linear Technology Corp., 3.000%, 05/01/27	—	2,218,050	1,340,057	(A)	3,558,107
—	1,927,000	1,164,216	(A)	3,091,216	#	Linear Technology Corp., 3.000%, 05/01/27	—	2,016,124	1,218,061	(A)	3,234,185
—	214,000	129,290	(A)	343,290		Micron Technology, Inc., 1.500%, 08/01/31	—	329,560	199,107	(A)	528,667
—	1,441,000	870,594	(A)	2,311,594	#	Micron Technology, Inc., 1.625%, 02/15/33	—	2,086,748	1,260,729	(A)	3,347,477
—	1,141,000	689,346	(A)	1,830,346		Novellus Systems, Inc., 2.625%, 05/15/41	—	1,613,802	974,994	(A)	2,588,796
—	4,972,000	3,003,883	(A)	7,975,883		SanDisk Corp., 1.500%, 08/15/17	—	6,653,158	4,019,571	(A)	10,672,729
—	1,466,000	885,698	(A)	2,351,698	#	Xilinx, Inc., 3.125%, 03/15/37	—	2,030,410	1,226,692	(A)	3,257,102
							—	22,655,787	13,687,715		36,343,502

						Materials: 1.8%
—	300,000	181,248	(A)	481,248	#	Anglo American Capital PLC, 9.375%, 04/08/19	—	378,782	228,845	(A)	607,627
—	570,000	344,371	(A)	914,371		ArcelorMittal, 4.250%, 08/05/15	—	577,837	349,106	(A)	926,943
—	80,000	48,332	(A)	128,332		ArcelorMittal, 7.250%, 03/01/41	—	75,600	45,674	(A)	121,274
—	460,000	277,913	(A)	737,913		ArcelorMittal, 10.350%, 06/01/19	—	546,250	330,022	(A)	876,272
—	390,000	235,623	(A)	625,623		Barrick Gold Corp., 2.900%, 05/30/16	—	384,906	232,545	(A)	617,451
—	235,000	141,978	(A)	376,978		Barrick Gold Corp., 3.850%, 04/01/22	—	197,982	119,613	(A)	317,595
—	350,000	211,455	(A)	561,455		Barrick North America Finance, LLC, 5.700%, 05/30/41	—	285,225	172,321	(A)	457,546
—	4,300,000	2,597,887	(A)	6,897,887		Cemex SAB de CV, 4.875%, 03/15/15	—	4,928,875	2,977,828	(A)	7,906,703
—	315,000	190,311	(A)	505,311		Cintas Corp. No 2, 2.850%, 06/01/16	—	329,043	198,795	(A)	527,838
—	285,000	172,185	(A)	457,185		Dow Chemical Co., 4.375%, 11/15/42	—	253,508	153,159	(A)	406,667
—	390,000	235,622	(A)	625,622		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	—	388,311	234,602	(A)	622,913
—	735,000	444,057	(A)	1,179,057	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	—	621,715	375,615	(A)	997,330
—	195,000	117,811	(A)	312,811		International Paper Co., 6.000%, 11/15/41	—	208,370	125,889	(A)	334,259
—	285,000	172,186	(A)	457,186		Monsanto Co., 3.600%, 07/15/42	—	246,357	148,839	(A)	395,196
—	710,000	428,954	(A)	1,138,954		Newmont Mining Corp., 3.500%, 03/15/22	—	608,347	367,539	(A)	975,886
—	335,000	202,393	(A)	537,393		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	—	435,541	263,136	(A)	698,677
—	150,000	90,624	(A)	240,624		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	—	184,111	111,232	(A)	295,343

15

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
—	495,000	299,060	(A)	794,060		Southern Copper Corp., 5.250%, 11/08/42	—	409,050	247,132	(A)	656,182
—	75,000	45,312	(A)	120,312		Southern Copper Corp., 5.375%, 04/16/20	—	79,820	48,224	(A)	128,044
—	105,000	63,436	(A)	168,436		Southern Copper Corp., 6.750%, 04/16/40	—	104,377	63,060	(A)	167,437
—	1,700,000	1,027,072	(A)	2,727,072		United States Steel Corp., 2.750%, 04/01/19	—	1,686,188	1,018,727	(A)	2,704,915
—	420,000	253,747	(A)	673,747		Vale Overseas Ltd., 5.625%, 09/15/19	—	454,420	274,542	(A)	728,962
—	250,000	151,040	(A)	401,040		Vale SA, 5.625%, 09/11/42	—	219,554	132,646	(A)	352,200
—	320,000	193,331	(A)	513,331	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	—	320,237	193,474	(A)	513,711
—	320,000	193,331	(A)	513,331	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	—	310,540	187,616	(A)	498,156
							—	14,234,946	8,600,181		22,835,127

						Telecommunication Services: 0.8%
—	225,000	135,936	(A)	360,936		America Movil S.A.B de CV, 2.375%, 09/08/16	—	229,060	138,389	(A)	367,449
—	455,000	274,892	(A)	729,892		America Movil S.A.B de CV, 4.375%, 07/16/42	—	390,470	235,906	(A)	626,376
—	390,000	235,622	(A)	625,622		AT&T, Inc., 1.600%, 02/15/17	—	386,251	233,357	(A)	619,608
—	440,000	265,830	(A)	705,830		AT&T, Inc., 3.000%, 02/15/22	—	423,407	255,805	(A)	679,212
—	101,000	61,020	(A)	162,020		AT&T, Inc., 5.350%, 09/01/40	—	102,667	62,027	(A)	164,694
—	270,000	163,124	(A)	433,124		AT&T, Inc., 6.150%, 09/15/34	—	298,811	180,530	(A)	479,341
—	4,000	2,416	(A)	6,416		AT&T, Inc., 8.000%, 11/15/31	—	5,590	3,377	(A)	8,967
—	345,000	208,435	(A)	553,435	#	Crown Castle Towers, LLC, 3.214%, 08/15/15	—	355,318	214,669	(A)	569,987
—	180,000	108,748	(A)	288,748	#	Crown Castle Towers, LLC, 6.113%, 01/15/20	—	206,744	124,906	(A)	331,650
—	165,000	99,686	(A)	264,686		Deutsche Telekom International Finance BV, 8.750%, 06/15/30	—	229,641	138,740	(A)	368,381
—	235,000	141,977	(A)	376,977		Rogers Communications, Inc., 4.500%, 03/15/43	—	215,041	129,919	(A)	344,960
—	165,000	99,686	(A)	264,686		Verizon Communications, Inc., 3.000%, 04/01/16	—	172,561	104,254	(A)	276,815
—	190,000	114,790	(A)	304,790		Verizon Communications, Inc., 4.750%, 11/01/41	—	181,588	109,708	(A)	291,296
—	315,000	190,310	(A)	505,310		Verizon Communications, Inc., 6.350%, 04/01/19	—	374,014	225,964	(A)	599,978
—	280,000	169,165	(A)	449,165		Verizon Communications, Inc., 6.400%, 02/15/38	—	327,420	197,814	(A)	525,234
—	1,170,000	706,867	(A)	1,876,867		Virgin Media Secured Finance PLC, 6.500%, 01/15/18	—	1,208,025	729,840	(A)	1,937,865
							—	5,106,608	3,085,205		8,191,813

						Utilities: 0.2%
—	425,000	256,768	(A)	681,768		Baltimore Gas & Electric Co., 3.350%, 07/01/23	—	414,021	250,135	(A)	664,156
—	425,000	256,768	(A)	681,768	#	Enel Finance International S.A., 5.125%, 10/07/19	—	441,769	266,899	(A)	708,668
—	170,000	102,707	(A)	272,707	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	—	174,429	105,383	(A)	279,812
—	355,000	214,477	(A)	569,477		Louisville Gas & Electric Co., 1.625%, 11/15/15	—	362,666	219,108	(A)	581,774
—	445,000	268,851	(A)	713,851		Petrobras Global Finance BV, 5.625%, 05/20/43	—	388,829	234,915	(A)	623,744
							—	1,781,714	1,076,440		2,858,154

						Total Corporate Bonds/Notes (Cost $135,024,896)	—	149,375,813	90,246,853		239,622,666

16

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined		American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
				MUNICIPAL BONDS: 0.1%
					Georgia: 0.1%
—	175,000	105,728	(A)	280,728	Municipal Electric Authority of Georgia, 6.637%, 04/01/57	—	192,633	116,381	(A)	309,014
—	325,000	196,352	(A)	521,352	Municipal Electric Authority of Georgia, 6.655%, 04/01/57	—	351,270	212,223	(A)	563,493
						—	543,903	328,604		872,507

					Texas: 0.0%
—	230,000	138,957	(A)	368,957	Texas State Transportation Commission, 5.028%, 04/01/26	—	255,624	154,438	(A)	410,062

					Total Municipal Bonds (Cost $734,024)	—	799,527	483,042		1,282,569

				U.S. TREASURY OBLIGATIONS: 8.4%
					U.S. Treasury Bonds: 2.7%
—	2,000,000	1,208,320	(A)	3,208,320	United States Treasury Bond, 4.250%, 11/15/40	—	2,302,500	1,391,078	(A)	3,693,578
—	20,000	12,083	(A)	32,083	United States Treasury Note, 1.750%, 05/15/22	—	19,060	11,515	(A)	30,575
—	290,000	175,206	(A)	465,206	United States Treasury Note, 2.000%, 11/15/21	—	284,835	172,086	(A)	456,921
—	2,000,000	1,208,320	(A)	3,208,320	United States Treasury Note, 2.625%, 04/30/16	—	2,111,876	1,275,911	(A)	3,387,787
—	2,500,000	1,510,400	(A)	4,010,400	United States Treasury Note, 3.125%, 11/15/41	—	2,347,460	1,418,241	(A)	3,765,701
—	400,000	241,664	(A)	641,664	United States Treasury Note, 1.750%, 03/31/14	—	404,766	244,543	(A)	649,309
—	2,940,000	1,776,230	(A)	4,716,230	United States Treasury Note, 2.250%, 01/31/15	—	3,031,587	1,831,563	(A)	4,863,150
—	1,001,000	604,764	(A)	1,605,764	United States Treasury Note, 2.500%, 03/31/15	—	1,039,104	627,785	(A)	1,666,889
—	1,400,000	845,824	(A)	2,245,824	United States Treasury Note, 2.625%, 06/30/14	—	1,433,907	866,309	(A)	2,300,216
—	1,500,000	906,240	(A)	2,406,240	United States Treasury Note, 2.625%, 07/31/14	—	1,539,316	929,993	(A)	2,469,309
—	2,670,000	1,613,106	(A)	4,283,106	United States Treasury Bond, 3.500%, 02/15/39	—	2,717,141	1,641,587	(A)	4,358,728
—	1,300,000	785,408	(A)	2,085,408	United States Treasury Bond, 4.375%, 11/15/39	—	1,526,281	922,118	(A)	2,448,399
—	1,800,000	1,087,487	(A)	2,887,487	United States Treasury Bond, 4.625%, 02/15/40	—	2,195,860	1,326,650	(A)	3,522,510
—	230,000	138,957	(A)	368,957	United States Treasury Bond, 6.875%, 08/15/25	—	329,223	198,903	(A)	528,126
						—	21,282,916	12,858,282		34,141,198

17

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined			American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
						U.S. Treasury Notes: 5.7%
—	4,000,000	2,416,639	(A)	6,416,639		United States Treasury Note, 0.125%, 07/31/14	—	3,997,032	2,414,846	(A)	6,411,878
—	5,000,000	3,020,799	(A)	8,020,799		United States Treasury Note, 0.250%, 02/28/14	—	5,004,005	3,023,219	(A)	8,027,224
—	18,000,000	10,874,877	(A)	28,874,877		United States Treasury Note, 0.250%, 04/30/14	—	18,012,312	10,882,315	(A)	28,894,627
—	310,000	187,289	(A)	497,289		United States Treasury Note, 0.625%, 05/31/17	—	305,011	184,275	(A)	489,286
—	120,000	72,499	(A)	192,499		United States Treasury Note, 0.875%, 04/30/17	—	119,386	72,128	(A)	191,514
—	2,000,000	1,208,319	(A)	3,208,319		United States Treasury Note, 2.625%, 11/15/20	—	2,083,204	1,258,588	(A)	3,341,792
—	1,500,000	906,240	(A)	2,406,240		United States Treasury Note, 1.875%, 04/30/14	—	1,521,240	919,072	(A)	2,440,312
—	880,000	531,661	(A)	1,411,661		United States Treasury Note, 2.125%, 11/30/14	—	903,461	545,835	(A)	1,449,296
—	2,630,000	1,588,940	(A)	4,218,940		United States Treasury Note, 2.375%, 10/31/14	—	2,705,149	1,634,342	(A)	4,339,491
—	10,000,000	6,041,598	(A)	16,041,598		United States Treasury Note, 2.750%, 10/31/13	—	10,088,480	6,095,054	(A)	16,183,534
							—	44,739,280	27,029,674		71,768,954

						Total U.S. Treasury Obligations (Cost $64,088,302)	—	66,022,196	39,887,956		105,910,152

				FOREIGN GOVERNMENT BONDS: 0.4%
						Foreign Government Bonds: 0.4%
—	430,000	259,788	(A)	689,788	#	BPCE S.A., 2.375%, 10/04/13	—	431,999	260,996	(A)	692,995
—	150,000	90,624	(A)	240,624	#	EDF S.A., 4.600%, 01/27/20	—	162,420	98,128	(A)	260,548
—	960,000	579,994	(A)	1,539,994		Brazil Government International Bond, 6.000%, 01/17/17	—	1,082,400	653,943	(A)	1,736,343
—	220,000	132,915	(A)	352,915		Korea Development Bank, 4.375%, 08/10/15	—	232,193	140,282	(A)	372,475
—	100,000	60,416	(A)	160,416		Peruvian Government International Bond, 7.125%, 03/30/19	—	121,500	73,405	(A)	194,905
—	1,020,000	616,243	(A)	1,636,243		Petroleos Mexicanos, 5.500%, 01/21/21	—	1,091,400	659,380	(A)	1,750,780
							—	3,121,912	1,886,134		5,008,046

						Total Foreign Government Bonds (Cost $2,980,727)	—	3,121,912	1,886,134		5,008,046

				U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.9%
						Federal Home Loan Mortgage Corporation: 0.4%
—	550,000	332,288	(A)	882,288		Freddie Mac, 3.000%, 07/28/14	—	566,109	342,020	(A)	908,129
—	2,400,000	1,449,984	(A)	3,849,984		Freddie Mac, 4.875%, 06/13/18	—	2,771,119	1,674,199	(A)	4,445,318
							—	3,337,228	2,016,219		5,353,447

18

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined				American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments		Invesco Portfolio Pro Forma Combined
						Federal National Mortgage Association: 0.5%
—	2,130,000	1,286,861	(A)	3,416,861		Fannie Mae, 4.375%, 10/15/15		—	2,314,437	1,398,290	(A)	3,712,727
—	915,000	552,806	(A)	1,467,806		Fannie Mae, 6.625%, 11/15/30		—	1,246,257	752,938	(A)	1,999,195
								—	3,560,694	2,151,228		5,711,922

						Total U.S. Government Agency Obligations (Cost $6,345,602)		—	6,897,922	4,167,447		11,065,369

				MUTUAL FUNDS: 0.0%
						Mutual Funds: 0.0%
22,699,054	—	(22,699,054	)(A)	—	@	American Funds Asset Allocation Fund - Class 1 Shares		460,109,818	—	(460,109,818	)(A)	—

						Total Mutual Funds (Cost $316,304,218)		460,109,818	—	(460,109,818)		—

						Total Long-Term Investments (Cost $917,249,560)		460,109,818	761,569,735	—		1,221,679,553

Principal amount†	Principal amount†							Value	Value	Value		Value
				SHORT-TERM INVESTMENTS: 2.2%
						Mutual Funds: 2.2%
	27,731,633			27,731,633		BlackRock Liquidity Funds, TempFund, Instituional Class			27,731,633			27,731,633
									27,731,633			27,731,633

						Total Short-Term Investments (Cost $27,731,633)		—	27,731,633	—		27,731,633

						Total Investments in Securities (Cost $944,981,193) *	99.7%	$460,109,818	$789,301,368	$—		$1,249,411,186
						Other Assets and Liabilities - Net	0.3	(297,466)	4,155,517	—		3,858,051
						Net Assets	100.0%	$459,812,352	$793,456,885	$—		$1,253,269,237

†	Unless otherwise indicated, principal amount is shown in USD.

19

American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments	Invesco Portfolio Pro Forma Combined			American Funds Portfolio	Invesco Portfolio	Pro Forma adjustments	Invesco Portfolio Pro Forma Combined
				#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
				##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

				@	Non-income producing security
				ADR	American Depositary Receipt
				P	Preferred Stock may be called prior to covertible date.
				(A)	Reflects adjustments related to portfolio transitioning

				*	Cost for federal income tax purposes is:	$323,808,657	$629,220,458	$—	$953,029,115
					Net unrealized appreciation consists of:
					Gross Unrealized Appreciation	$136,301,161	$165,958,536	$—	$302,259,697
					Gross Unrealized Depreciation	0	(5,877,626)	—	(5,877,626)
					Net Unrealized Appreciation	$136,301,161	$160,080,910	$—	$296,382,071

20

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 — Basis of Combination:

The Board of Trustees (the “Board”) of ING American Funds Asset Allocation Portfolio (“American Funds”) and ING Invesco Equity and Income Portfolio (“Invesco”) (each a “Portfolio” and collectively, the “Portfolios”), approved an Agreement and Plan of Reorganization dated October 22, 2013 (the “Plan”) whereby, subject to approval by the shareholders of American Funds, Invesco will acquire all of the assets of American Funds, subject to the liabilities of such Portfolio, in exchange for Invesco issuing shares of such fund to shareholders of American Funds in a number equal in value to net assets of American Funds (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Invesco remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at June 30, 2013.  The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of American Funds and Invesco at June 30, 2013.  The unaudited pro forma Statement of Operations reflects the results of operations of American Funds and Invesco for the twelve-months ended June 30, 2013.  These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for American Funds and Invesco under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of American Funds and Invesco as of June 30, 2013. This unaudited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of most holdings of American Funds and the purchases of assets Invesco may hold or wish to hold, will take place shortly prior to the closing date of the Mergers. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Invesco for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 — Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Portfolio.  Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 — Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Invesco issued in connection with the proposed acquisition of American Funds by Invesco as of June 30, 2013.  The number of additional shares issued was calculated by dividing the net assets of each class of American Funds by the respective class net asset value per share of Invesco.

Note 4 — Merger Costs:

The Advisers (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

21

Merger costs to be incurred by the Advisers (or an affiliate) are estimated at approximately $117,500. These costs represent the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.

Note 5 — Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 6 — Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

22

ING Partners, Inc.

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15.   INDEMNIFICATION

Article Ninth, Section (d) of the Registrant’s Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant’s officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of  incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

Section XI.B of the Amended and Restated Administrative Services Agreement, filed as exhibit (h1), to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference, provides for indemnification of the Administrator.

ITEM 16. EXHIBITS

1.              (A)          Articles of Incorporation for ING Partners, Inc. (formerly known as Portfolio  Partners, Inc.) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(B)          Articles of Amendment effective August 29, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(C)          Articles of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(D)          Articles of Amendment effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(E)           Articles of Amendment effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(F)           Articles of Amendment effective January 23, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(G)          Articles of Amendment effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(H)          Articles of Amendment effective November 8, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(I)            Articles Supplementary to Articles of Incorporation effective August 20, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(J)            Articles Supplementary to Articles of Incorporation effective February 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(K)          Articles Supplementary to Articles of Incorporation effective January 17, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Form N-1A Registration Statement on February 3, 2003 and

1

incorporated herein by reference.

(L)           Articles Supplementary to Articles of Incorporation effective June 10, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(M)         Articles Supplementary to Articles of Incorporation effective November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(N)          Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(O)          Articles Supplementary dated August 8, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(P)           Articles Supplementary dated November 23, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

(Q)          Articles Supplementary dated January 31, 2006 to the Articles of Incorporation of ING Partners, Inc.— Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(R)          Articles of Amendment, effective April 28, 2006 — Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(S)           Article of Amendment effective August 7, 2006 regarding ING MFS Capital Opportunities Portfolio name change — Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(T)           Articles of Amendment effective January 30, 2007 regarding the dissolution of ING Goldman Sachs Capital Growth Portfolio and ING Goldman Sachs Structured Equity Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(U)          Articles Supplementary effective June 13, 2007 regarding Solution Growth and Income Portfolio and Solution Growth Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(V)          Articles of Amendment effective August 20, regarding the name change of ING Davis Venture Value Portfolio — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(W)         Articles of Amendment effective November 29, 2007 regarding the dissolution of ING Fundamental Research Portfolio — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(X)          Articles Supplementary dated February 27, 2007 to the Articles of Incorporation of ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(Y)          Articles Supplementary dated January 16, 2009 to the Articles of Incorporation of ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(Z)           Articles Supplementary dated March 18, 2009 to the Articles of Incorporation of ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009

2

and incorporated herein by reference.

(AA)       Articles Supplementary dated April 1, 2009 regarding the name change of ING Columbia Small Cap Value II Portfolio — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(BB)       Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated June 22, 2009 — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(CC)       Articles of Amendment dated July 29, 2009 regarding the dissolution of ING American Century Large Company Value Portfolio and ING Neuberger Berman Partners Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(DD)       Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated March 19, 2010 regarding the creation of ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(EE)        Articles of Amendment effective April 30, 2010 regarding ING Legg Mason ClearBridge Aggressive Growth Portfolio name change — Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(FF)         Articles of Amendment effective September 8, 2011 regarding the dissolution of ING Baron Asset Portfolio and ING Fidelity® VIP Growth Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form -1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(GG)       Articles of Amendment effective January 21, 2011 regarding ING Oppenheimer Global Strategic Income Portfolio name change — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(HH)       Articles of Amendment effective February 17, 2011 regarding the dissolution of ING Legg Mason ClearBridge Aggressive Growth Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(II)          Articles of Amendment effective April 29, 2011 regarding name change of ING Columbia Small Cap Value Portfolio, ING Van Kampen Comstock Portfolio, and ING Van Kampen Equity and Income Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(JJ)          Articles Supplementary dated August 19, 2011 to the Articles of Incorporation of ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant’s Form N-1A Registration Statement on September 27, 2011 and incorporated herein by reference.

(KK)       Articles of Amendment dated September 23, 2011 regarding the dissolution of Adviser Class’ shares of ING Pioneer High Yield Portfolio — Filed as an exhibit to Post-Effective Amendment No. 56 to Registrant’s Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

(LL)        Articles of Amendment dated January 27, 2012 regarding the dissolution of Service 2 Class shares of ING Global Bond Portfolio — Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(MM)     Articles of Amendment dated April 16, 2012 regarding name change of ING Baron Small Cap Growth Portfolio — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(NN)       Articles of Amendment dated November 6, 2012 regarding name change of ING Thornburg Value Portfolio — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

3

(OO)       Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated February 28, 2013 regarding the creation of ING Solution Aggressive Portfolio — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(PP)         Articles of Amendment dated April 22, 2013 regarding the dissolution of ING Growth and Income Core Portfolio and ING UBS U.S. Large Cap Equity Portfolio — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(QQ)       Articles of Amendment dated April 23, 2013 regarding the name change of ING Davis New York Venture Portfolio, ING Invesco Van Kampen Comstock Portfolio, ING Invesco Van Kampen Equity and Income Portfolio, ING Solution Aggressive Growth Portfolio, ING Solution Growth Portfolio, and ING Solution Moderate Portfolio — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(RR)       Form of Articles of Amendment dated November 2012 regarding the dissolution of Class S2 shares of ING Fidelity VIP Contrafund Portfolio and ING Fidelity VIP Equity-Income Portfolio — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

2.              By-laws — Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(i)                                     Amendment to the By-laws of ING Partners, Inc. dated November 10, 2005 — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

3.              Not Applicable.

4.              Agreement and Plan of Reorganization between ING American Funds Asset Allocation Portfolio, a series of ING Investors Trust, and ING Invesco Equity and Income Portfolio, a series of ING Partners, Inc. — Attached as Appendix A to the Proxy Statement/Prospectus.

5.              Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and   incorporated herein by reference.

6.              (A)          Investment Advisory Agreement dated May 1, 2003 between ING Partners, Inc. and Directed Services LLC - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(i)            Amendment dated May 1, 2004 to the Investment Advisory Agreement   between ING Partners, Inc. and Directed Services LLC effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(ii)           Amendment dated September 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant’s Form N-1A Registration Statement on September 15, 2004 and incorporated herein by reference.

(iii)          Amendment dated November 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iv)          Amendment dated December 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC - Filed as an Exhibit to Post-Effective Amendment No.  21 to Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(v)           Substitution Agreement between ING Partners, Inc. and Directed Services LLC, dated January 1, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(vi)          Amended Schedule A and Amended Schedule B effective May 1, 2013 to the Investment Advisory Agreement dated May 1, 2003 between ING Partners, Inc. and Directed Services LLC. — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(vii)         Side Agreement dated June 1, 2009 between Directed Service LLC and ING Partners, Inc. regarding waiver of advisory fee for ING Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds-

4

Foreign Smaller Companies Series) — Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(viii)        Form of Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding waiver of advisory fee and reduction of the investment management fee for ING Global Bond Portfolio (formerly, ING Oppenheimer Global Strategic Income Portfolio) — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(ix)          Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding reduction of the investment management fee for ING American Century Small-Mid Cap Value Portfolio from May 1, 2013 through and including May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(x)           Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding reduction of the investment management fee for ING Columbia Small Cap Value II Portfolio from May 1, 2013 through and including May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(xi)          Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding reduction of the investment management fee for ING Invesco Comstock Portfolio (formerly, ING Invesco Van Kampen Comstock Portfolio) for the period from May 1, 2013 through and including May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(xii)         Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding reduction of the investment management fee for ING T. Rowe Price Growth Equity Portfolio for the period from May 1, 2013, through and including May 1, 2014 —Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(xiii)        Letter Agreement dated May 1, 2013 to reduce annual investment management fee for ING T. Rowe Price Growth Equity Portfolio for the period from May 1, 2013 through and including May 1, 2014 (reduction in excess of $500,000 all ING funds managed by T. Rowe Price) — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(xiv)        Letter Agreement dated May 1, 2013 between ING Partners, Inc. and ING Directed Services LLC to waive all of a portion of the investments management free for ING Invesco Comstock Portfolio from May 1, 2013 through May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(B)          Investment Sub-Advisory Agreement between ING Life Insurance Company  and Annuity Company and UBS Global Asset Management, Inc. (Americas) (regarding ING UBS U.S. Large Cap Equity Portfolio) effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(i)            Amendment dated April 28, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and UBS Global Asset Management, Inc. (US) (regarding UBS U.S. Large Cap Equity and ING UBS U.S. Small Cap Growth Portfolio) — Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)           Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and UBS Global Asset Management, Inc. (US) — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Substitution Agreement dated January 1, 2007 between UBS Global Asset Management, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)          Third Amendment dated August 1, 2008 between UBS Global Asset Management, Inc. and Directed Services LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(v)           Amended Appendix A to Investment Sub-Advisory Agreement dated November 2009 between Directed Services LLC and UBS Global Asset Management (Americas) Inc. — Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(vi)          Termination Letter dated January 8, 2013 with regard to the merger of ING UBS U.S. Large Cap Equity Portfolio with and into ING Growth and Income Portfolio effective March 8, 2013 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(C)          Investment Sub-Advisory Agreement dated December 14, 2000 between Directed Services LLC (formerly

5

Aetna Life Insurance and Annuity Company) and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Form N-1A Registration Statement on April 30, 2001 and incorporated herein by reference.

(i)            Letter Agreement dated December 5, 2001 for Fee Waiver between Directed Services LLC and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(ii)           Amendment dated December 31, 2001 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. effective December 31, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(iii)          Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(iv)          Amendment dated November 8, 2004 to Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(v)           Fourth Amendment effective December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)          Substitution Agreement dated January 1, 2007 between T. Rowe Price Associates, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)         Fifth Amendment effective May 1, 2007 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(viii)        Sixth Amendment effective July 7, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(ix)          Seventh Amendment effective August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(x)           Eighth Amendment effective June 1, 2010 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(D)          Investment Sub-Advisory Agreement dated April 1, 2010 between ING Directed Services LLC and American Century Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(E)           Investment Sub-Advisory Agreement dated March 11, 2002 between ING Life Insurance and Annuity Company and BAMCO, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)            Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)           Amendment No. 2 dated May 12, 2005 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc.  — Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iii)          Amendment No. 3 dated December 7, 2005 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iv)          Fourth Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)           Substitution Agreement dated January 1, 2007 between BAMCO, Inc. and Directed Services LLC —  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

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(vi)          Fifth Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(vii)         Amended Appendix A dated November 2012 to Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(F)           Investment Sub-Advisory Agreement dated March 26, 2002 between ING Life Insurance and Annuity Company and J.P. Morgan Investment Management, Inc. (formerly, Robert Fleming, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)            Amendment dated June 3, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and Robert Fleming, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)           Assumption Agreement dated November 18, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and J. P. Morgan Investment Management Inc. regarding RFI merger into J.P. Morgan Investment Management Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)          Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and J. P. Morgan Investment Management Inc. regarding RFI merger into J.P. Morgan Investment Management Inc.-  — Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(iv)          Substitution Agreement dated January 1, 2007 between J.P. Morgan Investment Management Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)           Third Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and J.P. Morgan Investment Management Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(G)          Investment Sub-Advisory Agreement dated March 12, 2002 between Directed Services LLC and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)            Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)           Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Substitution Agreement dated January 1, 2007 between Pacific Investment Management Company, LLC and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)          Third Amendment dated April 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(v)           Fourth Amendment dated August 1, 2008 of the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(vi)          Amended Appendix A effective November 2011 to the Investment Sub-Advisory Agreement dated March 12, 2002 between Directed Services LLC and Pacific Investment Management Company, LLC — Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(H)          Investment Sub-Advisory Agreement effective June 1, 2010 between Directed Services LLC and INVESCO Advisers, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

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(i)            Amended Appendix A effective November 2011 to the Investment Sub-Advisory Agreement effective June 1, 2010 between Directed Services LLC and INVESCO Advisers, Inc. — Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(I)            Investment Sub-Advisory Agreement dated November 8, 2004 between Directed Services LLC and OppenheimerFunds, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(i)            First Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and OppenheimerFunds, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)           Substitution Agreement dated January 1, 2007 between OppenheimerFunds, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Second Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and OppenheimerFunds, Inc — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(iv)          Amended Schedule A effective January 2011 to Investment Sub-Advisory Agreement dated November 8, 2004 between Directed Services LLC and OppenheimerFunds, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(J)            Sub-Advisory Agreement dated December 7, 2005 between Directed Services LLC and Pioneer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)            First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between Directed Services LLC and Pioneer Investment Management, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)           Substitution Agreement dated January 1, 2007 between Pioneer Investment Management, Inc. and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Amended Schedule A dated September 6, 2008 to the Sub-Advisory Agreement between Directed Services LLC and Pioneer Investment Management, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(K)          Sub-Advisory Agreement dated December 7, 2005 between Directed Services LLC and Templeton Investment Counsel, LLC - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)            Amended Schedule A dated April 28, 2006 to the Sub-Advisory Agreement dated December 7, 2005 — Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)           First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between Directed Services LLC and Templeton Investment Counsel, LLC —  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Substitution Agreement dated January 1, 2007 between Templeton Investment Counsel, LLC and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)          Letter Agreement dated June 1, 2009 between Directed Services LLC and Templeton Investment Counsel, LLC regarding waiver of sub-advisory fee for ING Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds — Foreign Smaller Companies Series) — Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(L)           Sub-Advisory Agreement dated May 1, 2010 between Directed Services LLC and Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(i)            Amended Schedule A effective November 2011 to the Sub-Advisory Agreement dated May 1, 2010 between Directed Services LLC and Columbia Management Investment Advisers, LLC — Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

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(ii)           Amended Schedule A effective May 1, 2013 to the Sub-Advisory Agreement dated May 1, 2010 between Directed Services LLC and Columbia Management Investment Advisers, LLC — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(M)         Sub-Advisory Agreement dated October 31, 2005 between Directed Services LLC and Davis Selected Advisers, L.P. —  Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(i)            First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between Directed Services LLC and Davis Selected Advisers, L.P. —  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)           Substitution Agreement, dated January 1, 2007 between Davis Selected Advisers, L.P. and Directed Services LLC —  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Amended Schedule A effective January 1, 2012 to the Sub-Advisory Agreement dated October 31, 2005 between Davis Selected Advisers, L.P. and Directed Services LLC — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(iv)          Termination Letter dated February 12, 2013 with regard to ING Davis New York Venture Portfolio effective April 14, 2013 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(N)          Sub-Advisory Agreement dated August 7, 2006 between Directed Services LLC and Thornburg Investment Management — Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(i)            First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between Directed Services LLC and Thornburg Investment Management — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)           Substitution Agreement dated January 1, 2007 between Thornburg Investment Management and Directed Services LLC — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)          Termination Letter dated September 14, 2012 with regard to ING Thornburg Value Portfolio effective November 16, 2012 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(O)          Sub-Advisory Agreement dated June 7, 2011 between Directed Services LLC and ING Investment Management Asia/Pacific (Hong Kong) Limited regarding ING Global Bond Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(P)           Sub-Advisory Agreement dated June 7, 2011 between Directed Services LLC and ING Investment Management Co. LLC (formerly ING Investment Management Co.) regarding ING Global Bond Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(i)            Amended Schedule A effective May 1, 2013 to the Sub-Advisory Agreement dated June 7, 2011 between Directed Services LLC and ING Investment Management Co. LLC — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(Q)          Sub-Advisory Agreement dated June 7, 2011 between Directed Services LLC and ING Investment Management Advisors B.V. regarding ING Global Bond Portfolio — Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(R)          Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services LLC. and ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)            First Amendment, dated January 30, 2009, to the Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services LLC

9

and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(ii)           Amended Schedule A effective May 1, 2013 to the Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(iii)          Form of Letter Agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding Expense Limitation Recoupments — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(S)           Amended and Restated Expense Limitation Agreement regarding ING Solution Portfolios effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)            First Amendment to the Amended and Restated Expense Limitation Agreement dated January 30, 2009 — Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ii)           Amended Schedule A effective May 1, 2012 to Amended and Restated Expense Limitation Agreement effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(iii)          Amended Schedule A effective May 1, 2013 to Amended and Restated Expense Limitation Agreement effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(T)           Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding expense limitation for ING Invesco Comstock Portfolio (formerly, ING Invesco Van Kampen Comstock Portfolio) — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(U)          Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding expense limitation for Class ADV, Class I, Class S, and Class S2 shares of ING Columbia contrarian Core Portfolio (formerly, ING David New York Venture Portfolio) — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(V)          Letter agreement effective July 21, 2012 between Directed Services LLC and ING Partners, Inc. regarding expense limitation for ING Templeton Foreign Equity Portfolio — Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(W)         Letter Agreement between ING Investors Distributor, LLC and ING Partners, Inc. to waive a portion of the distribution fee for Service Class shares of ING Baron Growth Portfolio from May 1, 2013 through May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

7.              (A)          Distribution Agreement dated January 1, 2007 between the ING Partners, Inc. and ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)            Amended Schedule A, effective May 1, 2013, to the Distribution Agreement between ING Partners, Inc. and ING Funds Distributor, LLC — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

8.              N/A

9.              (A)          Custody Agreement dated January 6, 2003 between ING Partners, Inc. and The Bank of New York Mellon- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)            Amended Exhibit A effective March 28, 2013 to the Custody Agreement dated January 6, 2003 with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

10

(B)          Foreign Custody Manager Agreement dated January 6, 2003, with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)            Amended Exhibit A effective March 28, 2013 to the Foreign Custody Manager Agreement dated January 6, 2003 with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(ii)           Amended Schedule 2 effective June 4, 2008 to the Foreign Custody Manager Agreement dated January 6, 2003 with the Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(C)          Fund Accounting Agreement dated January 6, 2003, with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)            Amended Exhibit A effective March 28, 2013 to the Fund Accounting Agreement dated January 6, 2003 with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

10.       (A)          Amended and Restated Plan of Distribution pursuant to Rule 12b-1 of ING Partners, Inc. regarding Adviser Class shares approved November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(B)          Amended and Restated Distribution Plan pursuant to Rule 12b-1 of ING Partners, Inc. regarding Service 2 Class shares approved on November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(i)            Letter Agreement, dated May 1, 2013, between ING Investments Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class S2 shares of the Registrant for the period from May 1, 2013 through May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(ii)           Letter Agreement, dated May 1, 2013, between ING Investments Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class S2 shares of ING Solution Aggressive Portfolio for the period from May 1, 2013 through May 1, 2015 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(iii)          Amended Schedule A last updated May 1, 2013 to the Amended and Restated Distribution Plan approved on November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(C)          Amended and Restated Distribution Plan pursuant to Rule 12b-1 of ING Partners, Inc. regarding Class T shares approved November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(i)            Letter Agreement, dated May 1, 2013, between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class T shares of the Registrant for the period from May 1, 2013 through May 1, 2014 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(D)          Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Adviser Class Shares adopted November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(E)           Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Service Class Shares adopted November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(F)           Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Class T Shares adopted November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(G)          Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Service 2 Class shares adopted November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

11

(i)            Amended Schedule A, last updated May 1, 2013, to the Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Service 2 Class shares adopted November 29, 2012 — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(H)          Third Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System amended as of November 14, 2008 — Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(i)            Amended Schedule A, effective May 1, 2013, to the Third Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

11.       Opinion and Consent of Counsel — Filed herein.

12.       Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

13.       (A)          Amended and Restated Administrative Services Agreement entered into on November 19, 2003 as amended and restated on November 30, 2008  between ING Partners, Inc. and ING Funds Services, LLC - Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)            Amended Schedule A and Amended Schedule B, effective May 1, 2013, to the Amended and Restated Administrative Services Agreement entered into on November 19, 2003 as amended and restated on November 30, 2008 between ING Partners, Inc. and ING Funds Services, LLC — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(B)          License Agreement between Aetna and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(C)          Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)            Amended Exhibit A, effective March 28, 2013, to the Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and ING Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(ii)           Amendment to Transfer Agency Services Agreement, effective February 8, 2011, between BNY Mellon Investment Servicing (US) Inc. and ING Partners, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(D)          Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. and The Bank of New York Mellon - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(i)            Amended Exhibit A, effective March 28, 2013, to the Securities Lending Agreement and Guaranty dated August 7, 2003 between ING Partners, Inc. and The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(E)           Delegation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(F)           Form of Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance \ Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance \ Company of New York and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc.— Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(G)          Form of Shareholder Servicing Agreement between ING Investor’s Trust and ING Partners, Inc. and ING Funds Distributor, LLC and ING Life Insurance Annuity Company, ING USA Annuity and Life Insurance Company,

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ReliaStar Life insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company, for the Adviser Class Shares, Service Class Shares, Service 2 Class Shares and Class T shares, effective January 1, 2007 — Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(H)          Service Agreement between Directed Services LLC and Golden American Life Insurance Company effective July 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(I)            Service Agreement between Directed Services LLC and ReliaStar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(J)            Service Agreement between Directed Services LLC and ReliaStar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(K)          Service Agreement between Directed Services LLC and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A  Registration Statement on October 29, 2004 and incorporated herein by reference.

(L)           Service Agreement between Directed Services LLC and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

14.       Consent of independent registered public accounting firm — Filed herein.

15.       Not applicable.

16.       Powers of Attorney — Filed herein.

17.       Not applicable.

ITEM 17. UNDERTAKINGS

1.              The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.              The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.              The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 6th day of December, 2013.

ING Partners, Inc.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	December 6, 2013

John V. Boyer*	Director	December 6, 2013

Patricia W. Chadwick*	Director	December 6, 2013

Albert E. DePrince, Jr.*	Director	December 6, 2013

Peter S. Drotch*	Director	December 6, 2013

J. Michael Earley*	Director	December 6, 2013

Russell H. Jones*	Director	December 6, 2013

Patrick W. Kenny*	Director	December 6, 2013

Shaun P. Mathews*	Interested Director and President and Chief Executive Officer	December 6, 2013

Joseph E. Obermeyer	Director	December 6, 2013

Sheryl K. Pressler*	Director	December 6, 2013

Colleen D. Baldwin*	Director	December 6, 2013

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Roger B. Vincent*	Director	December 6, 2013

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**                                  Powers of Attorney for Todd Modic and each Director - Filed herein.

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EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(11)	Opinion and Consent of Counsel
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney

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